                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                                   ----------

                         THE SELECT SECTOR SPDR(R) TRUST
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices)(zip code)

(Name and Address of Agent for Service)                         Copy to:
         Ryan M. Louvar, Esq.                             Leonard Mackey, Esq.
  State Street Bank and Trust Company                    Clifford Chance US LLP
     One Lincoln Street - CPH0326                          31 West 52nd Street
           Boston, MA 02111                             New York, New York 10019

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

ITEM 1: REPORT TO SHAREHOLDERS

                          Select Sector Spider Heading


                            SELECT SECTOR SPDR FUNDS
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a "Select Sector SPDR Fund" or a "Fund" and collectively the "Select Sector SPDR Funds" or the "Funds").

Select Sector SPDR Funds are "index funds" that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on a national securities exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND           XLP
THE ENERGY SELECT SECTOR SPDR FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR FUND                  XLU


Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

                          Select Sector Spider Heading


TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................    1
  The Consumer Staples Select Sector SPDR Fund (XLP).......................    4
  The Energy Select Sector SPDR Fund (XLE).................................    7
  The Financial Select Sector SPDR Fund (XLF)..............................   10
  The Health Care Select Sector SPDR Fund (XLV)............................   13
  The Industrial Select Sector SPDR Fund (XLI).............................   16
  The Materials Select Sector SPDR Fund (XLB)..............................   19
  The Technology Select Sector SPDR Fund (XLK).............................   22
  The Utilities Select Sector SPDR Fund (XLU)..............................   25
SCHEDULES OF INVESTMENTS
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................   28
  The Consumer Staples Select Sector SPDR Fund (XLP).......................   30
  The Energy Select Sector SPDR Fund (XLE).................................   31
  The Financial Select Sector SPDR Fund (XLF)..............................   32
  The Health Care Select Sector SPDR Fund (XLV)............................   34
  The Industrial Select Sector SPDR Fund (XLI).............................   35
  The Materials Select Sector SPDR Fund (XLB)..............................   36
  The Technology Select Sector SPDR Fund (XLK).............................   37
  The Utilities Select Sector SPDR Fund (XLU)..............................   39
FINANCIAL STATEMENTS.......................................................   40
FINANCIAL HIGHLIGHTS.......................................................   48
NOTES TO FINANCIAL STATEMENTS..............................................   57
OTHER INFORMATION..........................................................   66

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                                                      ARY                                       ARY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          20.32%        20.42%        20.53%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            69.55%        70.12%        69.88%        69.55%        70.12%        69.88%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -9.42%        -9.30%        -9.21%        -3.24%        -3.20%        -3.17%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           5.51%         5.61%         6.15%         1.08%         1.10%         1.20%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           24.86%        24.37%        27.69%         2.24%         2.20%         2.47%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                 CONSUMER DISCRETIONARY    CONSUMER DISCRETIONARY
                                      SELECT SECTOR             SELECT SECTOR
                                      SPDR FUND(A)                INDEX(B)
                                 ----------------------    ----------------------
03/31/00                                  10000                     10000
06/30/00                                   8863                      8869
09/30/00                                   8582                      8611
12/31/00                                   8832                      8870
03/31/01                                   9026                      9072
06/30/01                                   9555                      9606
09/30/01                                   8029                      8078
12/31/01                                  10013                     10087
03/31/02                                  10457                     10543
06/30/02                                   9609                      9691
09/30/02                                   7954                      8026
12/31/02                                   8116                      8194
03/31/03                                   7998                      8080
06/30/03                                   9517                      9623
09/30/03                                   9724                      9841
12/31/03                                  11117                     11260
03/31/04                                  11245                     11399
06/30/04                                  11207                     11367
09/30/04                                  11069                     11234
12/31/04                                  12551                     12755
03/31/05                                  11832                     12029
06/30/05                                  11697                     11897
09/30/05                                  11601                     11803
12/31/05                                  11732                     11942
03/31/06                                  12083                     12296
06/30/06                                  12018                     12238
09/30/06                                  12610                     12848
12/31/06                                  13895                     14168
03/31/07                                  13783                     14063
06/30/07                                  14278                     14578
09/30/07                                  13376                     13662
12/31/07                                  12038                     12296
03/31/08                                  11329                     11573
06/30/08                                  10449                     10670
09/30/08                                  10381                     10600
12/31/08                                   8013                      8178
03/31/09                                   7364                      7516
06/30/09                                   8703                      8879
09/30/09                                  10377                     10593
12/31/09                                  11312                     11558
03/31/10                                  12486                     12769

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ---------------------------------------------------------------------------------------------------------------

                            MCDONALD'S       THE WALT        THE HOME DEPOT,     COMCAST             AMAZON.COM,
    DESCRIPTION             CORP.            DISNEY CO.      INC.                CORP. (CLASS A)     INC.
 ---------------------------------------------------------------------------------------------------------------
    SHARES                  1,997,646        3,598,790       3,155,282           5,265,064           635,136
 ---------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $133,282,941     125,633,759     102,073,373         99,088,504          86,207,009
 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         6.7              6.3             5.1                 5.0                 4.3
 ---------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)


Auto Components                                   2.3
Automobiles                                       4.6
Distributors                                      0.6
Diversified Consumer Services                     1.7
Hotels, Restaurants & Leisure                    15.3
Household Durables                                4.1
Internet & Catalog Retail                         5.9
Leisure Equipment & Products                      1.4
Media                                            30.0
Multiline Retail                                  8.7
Specialty Retail                                 20.4
Textiles, Apparel & Luxury Goods                  5.0





 *   The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER STAPLES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                    STAPLES                                   STAPLES
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          11.23%        11.30%        11.37%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            36.47%        36.84%        36.88%        36.47%        36.84%        36.88%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         13.43%        13.75%        14.04%         4.29%         4.39%         4.48%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                          36.27%        36.33%        38.19%         6.38%         6.39%         6.68%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           60.46%        59.84%        64.67%         4.84%         4.80%         5.11%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                  CONSUMER STAPLES    CONSUMER STAPLES
                                    SELECT SECTOR       SELECT SECTOR
                                    SPDR FUND(A)          INDEX(B)
                                  ----------------    ----------------
03/31/00                                10000               10000
06/30/00                                12003               11994
09/30/00                                11907               11911
12/31/00                                13627               13646
03/31/01                                11909               11931
06/30/01                                11722               11752
09/30/01                                12087               12127
12/31/01                                12273               12322
03/31/02                                12628               12688
06/30/02                                10844               10898
09/30/02                                 9710                9759
12/31/02                                 9824                9881
03/31/03                                 9181                9238
06/30/03                                10000               10071
09/30/03                                10125               10207
12/31/03                                10897               10993
03/31/04                                11484               11595
06/30/04                                11632               11753
09/30/04                                10973               11090
12/31/04                                11748               11885
03/31/05                                11771               11916
06/30/05                                11679               11829
09/30/05                                12008               12172
12/31/05                                12082               12255
03/31/06                                12302               12487
06/30/06                                12656               12856
09/30/06                                13344               13565
12/31/06                                13830               14109
03/31/07                                14141               14439
06/30/07                                14488               14799
09/30/07                                15037               15373
12/31/07                                15557               15911
03/31/08                                15176               15530
06/30/08                                14483               14827
09/30/08                                15080               15444
12/31/08                                13226               13532
03/31/09                                11754               12030
06/30/09                                12939               13255
09/30/09                                14422               14786
12/31/09                                15107               15498
03/31/10                                16046               16467

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                                         WAL-MART STORES,     PHILIP MORRIS
    DESCRIPTION             THE PROCTER & GAMBLE CO.     INC.                 INTERNATIONAL, INC.     THE COCA-COLA CO.
 ----------------------------------------------------------------------------------------------------------------------
    SHARES                  6,401,660                    4,701,047            4,147,234               2,976,483
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $405,033,028                 261,378,213          216,319,726             163,706,565
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         15.8                         10.2                 8.4                     6.4
 ----------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------

    DESCRIPTION             CVS CAREMARK CORP.
 ---------------------------------------------
    SHARES                  3,434,949
 ---------------------------------------------
    MARKET VALUE            125,581,736
 ---------------------------------------------
    % OF NET ASSETS         4.9
 ---------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)


BEVERAGES                                         15.2
---------                                         ----
Food & Staples Retailing                         26.20
Food Products                                    19.00
Household Products                               23.30
Personal Products                                 2.10
Tobacco                                          14.20





 *   The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE ENERGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                    ENERGY                                    ENERGY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            7.57%         7.68%         7.75%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             37.66%        38.05%        38.07%       37.66%        38.05%        38.07%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          -0.05%        -0.02%         0.61%       -0.02%        -0.01%         0.20%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           43.94%        43.93%        45.56%        7.56%         7.55%         7.80%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           130.02%       130.03%       136.66%        8.69%         8.69%         9.00%
 ----------------------------------------------------------------------------------------------------------------------



                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                   ENERGY SELECT
                                    SECTOR SPDR      ENERGY SELECT
                                      FUND(A)       SECTOR INDEX(B)
                                   -------------    ---------------
03/31/00                               10000             10000
06/30/00                               10337             10354
09/30/00                               11296             11324
12/31/00                               11489             11526
03/31/01                               10665             10713
06/30/01                               10590             10643
09/30/01                                9061              9118
12/31/01                                9379              9441
03/31/02                               10190             10269
06/30/02                                9296              9374
09/30/02                                7545              7604
12/31/02                                8001              8070
03/31/03                                8055              8133
06/30/03                                8713              8806
09/30/03                                8742              8840
12/31/03                               10110             10234
03/31/04                               10782             10922
06/30/04                               11622             11788
09/30/04                               12963             13165
12/31/04                               13488             13709
03/31/05                               15979             16259
06/30/05                               16641             16917
09/30/05                               20123             20488
12/31/05                               18913             19262
03/31/06                               20511             20916
06/30/06                               21444             21877
09/30/06                               20303             20720
12/31/06                               22374             22848
03/31/07                               23017             23521
06/30/07                               26483             27085
09/30/07                               28804             29487
12/31/07                               30505             31243
03/31/08                               28596             29309
06/30/08                               34230             35116
09/30/08                               24810             25451
12/31/08                               18671             19151
03/31/09                               16712             17140
06/30/09                               18950             19448
09/30/09                               21386             21963
12/31/09                               22700             23337
03/31/10                               23002             23666

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------------

                                                                                           OCCIDENTAL
    DESCRIPTION             EXXON MOBIL CORP.     CHEVRON CORP.     SCHLUMBERGER, LTD.     PETROLEUM CORP.     CONOCOPHILLIPS
 ----------------------------------------------------------------------------------------------------------------------------
    SHARES                  15,539,408            10,003,837        6,090,267              3,456,706           5,359,372
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,040,829,548        758,590,960       386,488,344            292,229,925         274,239,065
 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         17.7                  12.9              6.6                    5.0                 4.7
 ----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)


Energy Equipment & Services                      20.50
Oil, Gas & Consumable Fuels                      79.50





  *  The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE FINANCIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   FINANCIAL                                 FINANCIAL
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            7.35%         7.61%         7.48%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             82.96%        83.20%        83.04%        82.96%        83.20%        83.04%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -51.09%       -51.05%       -51.18%       -21.21%       -21.19%       -21.26%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                          -35.96%       -35.94%       -35.68%        -8.53%        -8.52%        -8.45%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           -17.82%       -17.79%       -16.28%        -1.94%        -1.94%        -1.76%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                  FINANCIAL SELECT
                                     SECTOR SPDR      FINANCIAL SELECT
                                       FUND(A)         SECTOR INDEX(B)
                                  ----------------    ----------------
03/31/00                                10000               10000
06/30/00                                 9723                9726
09/30/00                                12011               12031
12/31/00                                12276               12310
03/31/01                                11093               11125
06/30/01                                11958               11999
09/30/01                                10389               10431
12/31/01                                11156               11209
03/31/02                                11536               11598
06/30/02                                10671               10731
09/30/02                                 8849                8903
12/31/02                                 9499                9566
03/31/03                                 9010                9077
06/30/03                                10661               10754
09/30/03                                11102               11209
12/31/03                                12398               12535
03/31/04                                12989               13145
06/30/04                                12676               12832
09/30/04                                12718               12878
12/31/04                                13711               13898
03/31/05                                12834               13014
06/30/05                                13379               13577
09/30/05                                13468               13675
12/31/05                                14563               14802
03/31/06                                15026               15283
06/30/06                                14998               15263
09/30/06                                16180               16483
12/31/06                                17305               17648
03/31/07                                16803               17146
06/30/07                                17150               17509
09/30/07                                16408               16763
12/31/07                                14057               14360
03/31/08                                12097               12356
06/30/08                                 9891               10092
09/30/08                                 9969               10177
12/31/08                                 6296                6423
03/31/09                                 4492                4573
06/30/09                                 6101                6205
09/30/09                                 7656                7789
12/31/09                                 7399                7531
03/31/10                                 8218                8372

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 -----------------------------------------------------------------------------------------------------------------

                            BANK OF AMERICA                                                    BERKSHIRE HATHAWAY,
    DESCRIPTION             CORP.               JPMORGAN CHASE & CO.     WELLS FARGO & CO.     INC. (CLASS B)
 -----------------------------------------------------------------------------------------------------------------
    SHARES                  39,320,447          15,572,894               20,305,912            6,486,407
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $701,869,979        696,887,006              631,919,981           527,150,297
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.3                10.2                     9.2                   7.7
 -----------------------------------------------------------------------------------------------------------------


 --------------------------------------------

                            THE GOLDMAN SACHS
    DESCRIPTION             GROUP, INC.
 --------------------------------------------
    SHARES                  2,062,581
 --------------------------------------------
    MARKET VALUE            351,938,196
 --------------------------------------------
    % OF NET ASSETS         5.1
 --------------------------------------------





  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)


Capital Markets                                  16.40
Commercial Banks                                 19.10
Consumer Finance                                  4.70
Diversified Financial Services                   27.90
Insurance                                        23.40
Real Estate Investment Trusts (REITS)             7.50
Real Estate Management & Development              0.30
Thrifts & Mortgage Finance                        0.70





  *  The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE HEALTH CARE SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  HEALTH CARE                               HEALTH CARE
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          12.84%        12.98%        12.91%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            34.61%        34.86%        34.88%        34.61%        34.86%        34.88%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          0.93%         1.03%         1.40%         0.31%         0.34%         0.46%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                          16.90%        16.92%        18.00%         3.17%         3.18%         3.37%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           17.77%        18.38%        20.00%         1.65%         1.70%         1.84%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)


(PERFORMANCE GRAPH)

                                    HEALTH CARE      HEALTH CARE
                                   SELECT SECTOR    SELECT SECTOR
                                    SPDR FUND(A)       INDEX(B)
                                   -------------    -------------
03/31/00                               10000            10000
06/30/00                                9548             9540
09/30/00                                9425             9406
12/31/00                                8879             8859
03/31/01                                8779             8760
06/30/01                                9608             9593
09/30/01                                7662             7656
12/31/01                                8861             8861
03/31/02                                9616             9624
06/30/02                                8948             8959
09/30/02                                8298             8313
12/31/02                                8711             8735
03/31/03                                8796             8826
06/30/03                                9662             9703
09/30/03                                9224             9272
12/31/03                                9997            10056
03/31/04                                9947            10014
06/30/04                               10206            10282
09/30/04                                9647             9723
12/31/04                               10141            10230
03/31/05                               10075            10169
06/30/05                               10485            10591
09/30/05                               10642            10756
12/31/05                               10795            10919
03/31/06                               10918            11051
06/30/06                               10360            10490
09/30/06                               11405            11558
12/31/06                               11561            11722
03/31/07                               11665            11834
06/30/07                               12251            12436
09/30/07                               12373            12567
12/31/07                               12362            12562
03/31/08                               10920            11098
06/30/08                               10781            10963
09/30/08                               10821            11007
12/31/08                                9500             9665
03/31/09                                8746             8897
06/30/09                                9528             9699
09/30/09                               10433            10627
12/31/09                               11382            11594
03/31/10                               11777            12000

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ---------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             JOHNSON & JOHNSON     PFIZER, INC.     MERCK & CO., INC.     ABBOTT LABORATORIES     AMGEN, INC.
 ---------------------------------------------------------------------------------------------------------------------------
    SHARES                  6,360,610             18,653,333       7,200,312             3,041,879               2,263,605
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $414,711,772          319,904,661      268,931,655           160,246,186             135,273,035
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.0                  10.8             9.1                   5.4                     4.6
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)


Biotechnology                                    12.70
Health Care Equipment & Supplies                 16.20
Health Care Providers & Services                 18.30
Life Sciences Tools & Services                    3.60
Pharmaceuticals                                  49.20





  *  The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE INDUSTRIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  INDUSTRIAL                                INDUSTRIAL
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          19.54%        19.76%        19.73%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            72.47%        72.94%        73.10%        72.47%        72.94%        73.10%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -6.04%        -5.87%        -5.67%        -2.05%        -2.00%        -1.93%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                          13.64%        14.02%        14.68%         2.59%         2.66%         2.78%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           27.62%        26.81%        30.72%         2.47%         2.40%         2.72%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                  INDUSTRIAL SELECT
                                     SECTOR SPDR       INDUSTRIAL SELECT
                                       FUND(A)          SECTOR INDEX(B)
                                  -----------------    -----------------
03/31/00                                10000                10000
06/30/00                                 9835                 9845
09/30/00                                10495                10519
12/31/00                                10883                10912
03/31/01                                 9253                 9281
06/30/01                                10149                10186
09/30/01                                 8281                 8313
12/31/01                                 9765                 9810
03/31/02                                 9613                 9673
06/30/02                                 8450                 8503
09/30/02                                 6937                 6983
12/31/02                                 7351                 7405
03/31/03                                 6920                 6974
06/30/03                                 8036                 8113
09/30/03                                 8401                 8487
12/31/03                                 9739                 9850
03/31/04                                 9640                 9758
06/30/04                                10450                10586
09/30/04                                10385                10526
12/31/04                                11436                11603
03/31/05                                11230                11399
06/30/05                                10884                11052
09/30/05                                11201                11382
12/31/05                                11754                11953
03/31/06                                12683                12907
06/30/06                                12727                12960
09/30/06                                12603                12841
12/31/06                                13352                13614
03/31/07                                13584                13859
06/30/07                                14936                15250
09/30/07                                15738                16079
12/31/07                                15115                15449
03/31/08                                14407                14732
06/30/08                                13273                13567
09/30/08                                12031                12294
12/31/08                                 9238                 9441
03/31/09                                 7400                 7552
06/30/09                                 8825                 9017
09/30/09                                10677                10918
12/31/09                                11329                11592
03/31/10                                12762                13072

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 -------------------------------------------------------------------------------------------------------------

                                             UNITED           UNITED PARCEL
                            GENERAL          TECHNOLOGIES     SERVICE, INC.
    DESCRIPTION             ELECTRIC CO.     CORP.            (CLASS B)         3M CO.          THE BOEING CO.
 -------------------------------------------------------------------------------------------------------------
    SHARES                  21,551,185       2,654,734        2,758,267         1,990,620       2,157,206
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $392,231,567     195,414,970      177,659,977       166,356,114     156,634,728
 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         12.4             6.2              5.6               5.3             4.9
 -------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)

Aerospace & Defense                              29.20
Air Freight & Logistics                           9.80
Airlines                                          0.90
Building Products                                 0.50
Commercial Services & Supplies                    5.10
Construction & Engineering                        1.90
Electrical Equipment                              5.30
Industrial Conglomerates                         18.30
Internet Software & Services                      0.30
Machinery                                        18.00
Professional Services                             1.40
Road & Rail                                       8.00
Trading Companies & Distributors                  1.30





 *   The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE MATERIALS SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   MATERIALS                                 MATERIALS
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          10.36%        10.45%        10.52%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            55.58%        55.68%        56.09%        55.58%        55.68%        56.09%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -4.37%        -4.20%        -4.09%        -1.48%        -1.42%        -1.38%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                          26.18%        26.11%        27.21%         4.76%         4.75%         4.93%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           87.20%        87.36%        91.98%         6.47%         6.48%         6.74%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                  MATERIALS SELECT
                                     SECTOR SPDR      MATERIALS SELECT
                                       FUND(A)         SECTOR INDEX(B)
                                  ----------------    ----------------
03/31/00                                10000               10000
06/30/00                                 8599                8611
09/30/00                                 7896                7910
12/31/00                                 9672                9685
03/31/01                                 9116                9150
06/30/01                                10039               10080
09/30/01                                 8850                8897
12/31/01                                 9925                9991
03/31/02                                10959               11038
06/30/02                                10767               10848
09/30/02                                 8295                8359
12/31/02                                 9360                9436
03/31/03                                 8675                8757
06/30/03                                 9860                9962
09/30/03                                10459               10582
12/31/03                                12874               13038
03/31/04                                12649               12816
06/30/04                                12990               13174
09/30/04                                13424               13626
12/31/04                                14578               14813
03/31/05                                14842               15091
06/30/05                                13430               13664
09/30/05                                13663               13922
12/31/05                                15175               15486
03/31/06                                16306               16655
06/30/06                                16244               16596
09/30/06                                16141               16499
12/31/06                                17953               18369
03/31/07                                19584               20016
06/30/07                                20956               21432
09/30/07                                21946               22460
12/31/07                                21899               22425
03/31/08                                21232               21755
06/30/08                                22050               22595
09/30/08                                17650               18056
12/31/08                                12266               12531
03/31/09                                12037               12299
06/30/09                                14068               14390
09/30/09                                16970               17371
12/31/09                                18211               18657
03/31/10                                18720               19198

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


  -----------------------------------------------------------------------------------------------------------------------------

                                             FREEPORT-MCMORAN                                 E.I. DU PONT DE
    DESCRIPTION             MONSANTO CO.     COPPER & GOLD, INC.     THE DOW CHEMICAL CO.     NEMOURS & CO.       PRAXAIR, INC.
 ------------------------------------------------------------------------------------------------------------------------------
    SHARES                  2,903,890        2,291,368               6,121,498                4,809,976           1,630,109
 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $207,395,824     191,420,883             181,012,696              179,123,506         135,299,047
 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.6             9.8                     9.2                      9.2                 6.9
 ------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)


Chemicals                                        54.70
Construction Materials                            1.70
Containers & Packaging                            6.10
Metals & Mining                                  30.50
Paper & Forest Products                           7.00





 *   The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE TECHNOLOGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  TECHNOLOGY                                TECHNOLOGY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           11.24%        11.40%        11.38%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             49.46%        49.97%        49.93%       49.46%        49.97%        49.93%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                           2.59%         2.68%         3.02%        0.86%         0.88%         1.00%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           24.41%        24.45%        25.56%        4.46%         4.47%         4.66%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           -58.43%       -58.64%       -57.56%       -8.40%        -8.45%        -8.21%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)


                                  TECHNOLOGY SELECT
                                     SECTOR SPDR       TECHNOLOGY SELECT
                                       FUND(A)          SECTOR INDEX(B)
                                  -----------------    -----------------
03/31/00                                10000                10000
06/30/00                                 8983                 8991
09/30/00                                 7710                 7719
12/31/00                                 5200                 5207
03/31/01                                 4123                 4131
06/30/01                                 4622                 4636
09/30/01                                 3183                 3193
12/31/01                                 4006                 4021
03/31/02                                 3609                 3625
06/30/02                                 2636                 2648
09/30/02                                 1964                 1974
12/31/02                                 2467                 2482
03/31/03                                 2387                 2403
06/30/03                                 2835                 2857
09/30/03                                 3038                 3064
12/31/03                                 3431                 3462
03/31/04                                 3388                 3422
06/30/04                                 3460                 3497
09/30/04                                 3202                 3238
12/31/04                                 3610                 3654
03/31/05                                 3342                 3380
06/30/05                                 3409                 3451
09/30/05                                 3575                 3619
12/31/05                                 3605                 3653
03/31/06                                 3813                 3868
06/30/06                                 3494                 3546
09/30/06                                 3797                 3855
12/31/06                                 4041                 4104
03/31/07                                 4053                 4120
06/30/07                                 4452                 4529
09/30/07                                 4700                 4779
12/31/07                                 4655                 4736
03/31/08                                 3950                 4018
06/30/08                                 4002                 4072
09/30/08                                 3493                 3553
12/31/08                                 2728                 2775
03/31/09                                 2782                 2831
06/30/09                                 3248                 3308
09/30/09                                 3738                 3811
12/31/09                                 4118                 4202
03/31/10                                 4157                 4244

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ------------------------------------------------------------------------------------------------------------------------

                                                                INTERNATIONAL
                                                                BUSINESS MACHINES
    DESCRIPTION             MICROSOFT CORP.     APPLE, INC.     CORP.                 AT&T, INC.      CISCO SYSTEMS, INC.
 ------------------------------------------------------------------------------------------------------------------------
    SHARES                  15,940,005          1,893,536       2,713,608             12,326,459      11,959,182
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $466,563,946        444,848,413     348,020,226           318,515,701     311,297,508
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.7                 9.3             7.3                   6.6             6.5
 ------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)


Communications Equipment                         11.7
Computers & Peripherals                          25.8
Diversified Telecommunication Services           11.7
Electronic Equipment, Instruments &
  Components                                      2.8
Internet Software & Services                      8.7
IT Services                                       7.1
Office Electronics                                0.6
Semiconductors & Semiconductor Equipment         11.1
Software                                         19.1
Wireless Telecommunication Services               1.4





 *   The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE UTILITIES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   UTILITIES                                 UTILITIES
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            3.33%         3.44%         3.50%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             20.49%        20.79%        20.90%       20.49%        20.79%        20.90%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -16.91%       -16.88%       -16.55%       -5.99%        -5.98%        -5.85%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           21.03%        21.00%        22.30%        3.89%         3.89%         4.11%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                            59.87%        58.32%        63.88%        4.80%         4.70%         5.06%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                   UTILITIES SELECT
                                      SECTOR SPDR      UTILITIES SELECT
                                        FUND(A)         SECTOR INDEX(B)
                                   ----------------    ----------------
03/31/00                                 10000               10000
06/30/00                                 10315               10325
09/30/00                                 12361               12379
12/31/00                                 12879               12901
03/31/01                                 12332               12361
06/30/01                                 12249               12286
09/30/01                                 11668               11706
12/31/01                                 11198               11238
03/31/02                                 11326               11372
06/30/02                                  9897                9939
09/30/02                                  7685                7724
12/31/02                                  8049                8101
03/31/03                                  7791                7847
06/30/03                                  9435                9523
09/30/03                                  9392                9475
12/31/03                                 10127               10229
03/31/04                                 10638               10756
06/30/04                                 10495               10617
09/30/04                                 11191               11331
12/31/04                                 12538               12712
03/31/05                                 13205               13401
06/30/05                                 14417               14650
09/30/05                                 15449               15714
12/31/05                                 14607               14853
03/31/06                                 14430               14681
06/30/06                                 15240               15516
09/30/06                                 16151               16464
12/31/06                                 17613               17970
03/31/07                                 19230               19639
06/30/07                                 19152               19564
09/30/07                                 19514               19946
12/31/07                                 20978               21452
03/31/08                                 18886               19320
06/30/08                                 20374               20857
09/30/08                                 16706               17086
12/31/08                                 14875               15212
03/31/09                                 13262               13556
06/30/09                                 14576               14917
09/30/09                                 15464               15835
12/31/09                                 16570               16985
03/31/10                                 15987               16388

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 --------------------------------------------------------------------------------------------------------------------------

                                                              DOMINION RESOURCES,
    DESCRIPTION             EXELON CORP.     SOUTHERN CO.     INC.                    FPL GROUP, INC.     DUKE ENERGY CORP.
 --------------------------------------------------------------------------------------------------------------------------
    SHARES                  6,019,947        7,483,907        5,474,534               3,770,816           11,017,631
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $263,733,878     248,166,356      225,058,093             182,243,537         179,807,738
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         7.9              7.5              6.8                     5.5                 5.4
 --------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

  (PIE CHART IN %)

Electric Utilities                               51.9
Gas Utilities                                     5.6
Independent Power Producers & Energy Traders      5.5
Multi-Utilities                                  37.0





 *   The Fund's industry breakdown is expressed as a percentage of Total
     Common Stocks and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 2.4%
Johnson Controls, Inc. .................    1,246,263   $   41,114,217
The Goodyear Tire & Rubber Co. (a)......      449,380        5,680,163
                                                        --------------
                                                            46,794,380
                                                        --------------
AUTOMOBILES -- 4.6%
Ford Motor Co. (a)(b)...................    6,249,726       78,559,056
Harley-Davidson, Inc. (b)...............      434,874       12,206,913
                                                        --------------
                                                            90,765,969
                                                        --------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. (b)...................      294,702       12,448,212
                                                        --------------
DIVERSIFIED CONSUMER SERVICES -- 1.7%
Apollo Group, Inc. (Class A) (a)........      238,636       14,626,000
DeVry, Inc. ............................      114,870        7,489,524
H&R Block, Inc. ........................      622,670       11,083,526
                                                        --------------
                                                            33,199,050
                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 15.2%
Carnival Corp. .........................      806,259       31,347,350
Darden Restaurants, Inc. ...............      259,490       11,557,685
International Game Technology...........      550,586       10,158,312
Marriott International, Inc. (Class
  A) (b)................................      472,072       14,879,709
McDonald's Corp. .......................    1,997,646      133,282,941
Starbucks Corp. ........................    1,379,342       33,476,630
Starwood Hotels & Resorts Worldwide,
  Inc. (b)..............................      346,828       16,176,058
Wyndham Worldwide Corp. ................      331,847        8,538,423
Wynn Resorts, Ltd. .....................      128,082        9,712,458
Yum! Brands, Inc. (b)...................      870,193       33,354,498
                                                        --------------
                                                           302,484,064
                                                        --------------
HOUSEHOLD DURABLES -- 4.1%
D.R. Horton, Inc. (b)...................      513,220        6,466,572
Fortune Brands, Inc. (b)................      281,477       13,654,449
Harman International Industries,
  Inc. (a)..............................      128,870        6,028,539
Leggett & Platt, Inc. (b)...............      276,559        5,984,737
Lennar Corp. (Class A) (b)..............      301,490        5,188,643
Newell Rubbermaid, Inc. (b).............      515,474        7,835,205
Pulte Group, Inc. (a)(b)................      588,375        6,619,219
Stanley Black & Decker, Inc. ...........      292,137       16,771,585
Whirlpool Corp. (b).....................      138,629       12,095,380
                                                        --------------
                                                            80,644,329
                                                        --------------
INTERNET & CATALOG RETAIL -- 5.9%
Amazon.com, Inc. (a)....................      635,136       86,207,009
Expedia, Inc. (b).......................      392,135        9,787,690
priceline.com, Inc. (a)(b)..............       84,550       21,560,250
                                                        --------------
                                                           117,554,949
                                                        --------------
LEISURE EQUIPMENT & PRODUCTS -- 1.4%
Eastman Kodak Co. (a)(b)................      498,243        2,884,827
Hasbro, Inc. ...........................      228,463        8,745,564
Mattel, Inc. ...........................      674,200       15,331,308
                                                        --------------
                                                            26,961,699
                                                        --------------
MEDIA -- 29.9%
CBS Corp. (Class B).....................    1,256,450       17,514,913
Comcast Corp. (Class A).................    5,265,064       99,088,504
DIRECTV (Class A) (a)...................    1,735,116       58,664,272
Discovery Communications, Inc. (Class
  A) (a)(b).............................      526,186       17,779,825
Gannett Co., Inc. (b)...................      440,050        7,269,626
McGraw-Hill Cos., Inc. .................      585,449       20,871,257
Meredith Corp. (b)......................       67,951        2,338,194
New York Times Co. (Class A) (a)(b).....      215,713        2,400,886
News Corp. (Class A)....................    4,181,468       60,254,954
Omnicom Group, Inc. ....................      576,394       22,369,851
Scripps Networks Interactive (Class A)..      166,328        7,376,647
The Interpublic Group of Cos.,
  Inc. (a)..............................      901,802        7,502,992
The Walt Disney Co. ....................    3,598,790      125,633,759
The Washington Post Co. (Class B).......       11,465        5,092,524
Time Warner Cable, Inc. ................      654,201       34,875,455
Time Warner, Inc. ......................    2,134,262       66,738,373
Viacom, Inc. (Class B) (a)..............    1,126,969       38,745,194
                                                        --------------
                                                           594,517,226
                                                        --------------
MULTILINE RETAIL -- 8.7%
Big Lots, Inc. (a)......................      153,370        5,585,736
Family Dollar Stores, Inc. (b)..........      256,817        9,402,070
J.C. Penney Co., Inc. ..................      437,925       14,088,047
Kohl's Corp. (a)........................      569,046       31,172,340
Macy's, Inc. ...........................      781,328       17,009,511
Nordstrom, Inc. (b).....................      306,685       12,528,082
Sears Holdings Corp. (a)(b).............       90,172        9,777,350
Target Corp. ...........................    1,395,987       73,428,916
                                                        --------------
                                                           172,992,052
                                                        --------------
SPECIALTY RETAIL -- 20.4%
Abercrombie & Fitch Co. (Class A) (b)...      163,200        7,448,448
AutoNation, Inc. (a)(b).................      168,282        3,042,538
AutoZone, Inc. (a)......................       55,252        9,563,569
Bed Bath & Beyond, Inc. (a).............      486,406       21,285,126
Best Buy Co., Inc. .....................      635,608       27,038,764
GameStop Corp. (Class A) (a)(b).........      305,684        6,697,536
Limited Brands, Inc. (b)................      496,263       12,217,995
Lowe's Cos., Inc. ......................    2,731,565       66,213,136
O'Reilly Automotive, Inc. (a)(b)........      255,098       10,640,138
Office Depot, Inc. (a)..................      509,861        4,068,691
RadioShack Corp. .......................      232,408        5,259,393
Ross Stores, Inc. (b)...................      230,155       12,306,388
Staples, Inc. ..........................    1,351,080       31,601,761
The Gap, Inc. ..........................      883,421       20,415,859
The Home Depot, Inc. ...................    3,155,282      102,073,373
The Sherwin-Williams Co. (b)............      171,665       11,618,287
Tiffany & Co. ..........................      230,791       10,960,265
TJX Cos., Inc. .........................      778,885       33,118,190
Urban Outfitters, Inc. (a)..............      240,627        9,151,045
                                                        --------------
                                                           404,720,502
                                                        --------------


See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
TEXTILES, APPAREL & LUXURY GOODS -- 5.0%
Coach, Inc. ............................      584,590   $   23,102,997
NIKE, Inc. (Class B)....................      723,464       53,174,604
Polo Ralph Lauren Corp. (b).............      106,168        9,028,527
V.F. Corp. .............................      164,322       13,170,408
                                                        --------------
                                                            98,476,536
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $2,031,702,273).................                 1,981,558,968
                                                        --------------
SHORT TERM INVESTMENTS -- 5.6%
MONEY MARKET FUNDS -- 5.6%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  110,121,702      110,121,702
State Street Institutional Liquid
  Reserves Fund (c).....................    1,635,482        1,635,482
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $111,757,184)...................                   111,757,184
                                                        --------------
TOTAL INVESTMENTS -- 105.5% (E)
  (Cost $2,143,459,457).................                 2,093,316,152
OTHER ASSETS AND
  LIABILITIES -- (5.5)% ................                  (108,802,834)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,984,513,318
                                                        ==============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at March 31,
     2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.5%
BEVERAGES -- 15.1%
Brown-Forman Corp. (Class B) (a)........     347,267   $   20,645,023
Coca-Cola Enterprises, Inc. ............   1,022,319       28,277,343
Constellation Brands, Inc. (Class
  A) (a)(b).............................     666,631       10,959,414
Dr. Pepper Snapple Group, Inc. .........     560,583       19,715,704
Molson Coors Brewing Co. (Class B)......     590,667       24,843,454
PepsiCo, Inc. ..........................   1,808,206      119,630,909
The Coca-Cola Co. ......................   2,976,483      163,706,565
                                                       --------------
                                                          387,778,412
                                                       --------------
FOOD & STAPLES RETAILING -- 26.1%
Costco Wholesale Corp. .................   1,074,758       64,173,800
CVS Caremark Corp. .....................   3,434,949      125,581,736
Safeway, Inc. ..........................   1,069,644       26,591,350
SUPERVALU, Inc. (a).....................     742,190       12,379,729
Sysco Corp. (a).........................   1,480,662       43,679,529
The Kroger Co. .........................   1,707,843       36,991,879
Wal-Mart Stores, Inc. ..................   4,701,047      261,378,213
Walgreen Co. ...........................   2,298,138       85,237,939
Whole Foods Market, Inc. (a)(b).........     375,286       13,566,589
                                                       --------------
                                                          669,580,764
                                                       --------------
FOOD PRODUCTS -- 18.9%
Archer-Daniels-Midland Co. .............   1,641,274       47,432,819
Campbell Soup Co. (a)...................     610,667       21,587,078
ConAgra Foods, Inc. ....................   1,221,514       30,623,356
Dean Foods Co. (b)......................     396,872        6,226,922
General Mills, Inc. ....................     833,039       58,970,831
H.J. Heinz Co. .........................     857,315       39,102,137
Hormel Foods Corp. (a)..................     153,486        6,447,947
Kellogg Co. (a).........................     691,801       36,962,927
Kraft Foods, Inc. (Class A) (a).........   3,825,872      115,694,369
McCormick & Co., Inc. (a)...............     477,760       18,326,874
Mead Johnson Nutrition Co. (a)..........     450,472       23,438,058
Sara Lee Corp. .........................   1,815,189       25,285,583
The Hershey Co. (a).....................     461,742       19,767,175
The J.M. Smucker Co. (a)................     262,617       15,825,300
Tyson Foods, Inc. (Class A) (a).........   1,079,682       20,675,910
                                                       --------------
                                                          486,367,286
                                                       --------------
HOUSEHOLD PRODUCTS -- 23.2%
Clorox Co. .............................     402,508       25,816,863
Colgate-Palmolive Co. ..................   1,188,047      101,292,887
Kimberly-Clark Corp. ...................   1,001,496       62,974,069
The Procter & Gamble Co. ...............   6,401,660      405,033,028
                                                       --------------
                                                          595,116,847
                                                       --------------
PERSONAL PRODUCTS -- 2.1%
Avon Products, Inc. ....................   1,125,724       38,128,272
The Estee Lauder Cos., Inc. (Class
  A) (a)................................     260,402       16,892,278
                                                       --------------
                                                           55,020,550
                                                       --------------
TOBACCO -- 14.1%
Altria Group, Inc. .....................   4,582,843       94,039,938
Lorillard, Inc. ........................     341,808       25,717,634
Philip Morris International, Inc. ......   4,147,234      216,319,726
Reynolds American, Inc. (a).............     492,609       26,591,034
                                                       --------------
                                                          362,668,332
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $2,749,495,491).................                2,556,532,191
                                                       --------------
SHORT TERM INVESTMENTS -- 3.1%
MONEY MARKET FUNDS -- 3.1%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  76,338,933       76,338,933
State Street Institutional Liquid
  Reserves Fund (c).....................   2,639,681        2,639,681
                                                       --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $78,978,614)....................                   78,978,614
                                                       --------------
TOTAL INVESTMENTS -- 102.6% (E)
  (Cost $2,828,474,105).................                2,635,510,805
OTHER ASSETS AND
  LIABILITIES -- (2.6)% ................                  (65,912,181)
                                                       --------------
NET ASSETS -- 100.0%....................               $2,569,598,624
                                                       ==============





(a)  Security, or portion thereof, was on loan at March 31,
     2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 20.5%
Baker Hughes, Inc. (a)..................    2,016,045   $   94,431,548
BJ Services Co. ........................    2,767,440       59,223,216
Cameron International Corp. (b).........    1,911,623       81,932,162
Diamond Offshore Drilling, Inc. (a).....      556,690       49,439,639
FMC Technologies, Inc. (b)..............    1,069,410       69,115,968
Halliburton Co. ........................    5,286,018      159,267,722
Helmerich & Payne, Inc. ................      515,589       19,633,629
Nabors Industries, Ltd. (a)(b)..........    2,556,198       50,178,167
National-Oilwell Varco, Inc. ...........    2,589,950      105,100,171
Rowan Cos., Inc. (a)(b).................    1,501,954       43,721,881
Schlumberger, Ltd. .....................    6,090,267      386,488,344
Smith International, Inc. (a)...........    2,003,175       85,775,953
                                                        --------------
                                                         1,204,308,400
                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 79.4%
Anadarko Petroleum Corp. ...............    2,797,143      203,715,925
Apache Corp. ...........................    1,892,501      192,088,851
Cabot Oil & Gas Corp. ..................    1,096,276       40,342,957
Chesapeake Energy Corp. (a).............    4,232,101      100,046,868
Chevron Corp. ..........................   10,003,837      758,590,960
ConocoPhillips..........................    5,359,372      274,239,065
CONSOL Energy, Inc. ....................    1,713,801       73,110,751
Denbury Resources, Inc. (b).............    3,882,358       65,495,379
Devon Energy Corp. .....................    2,515,644      162,082,943
El Paso Corp. ..........................    5,399,406       58,529,561
EOG Resources, Inc. ....................    1,502,170      139,611,680
Exxon Mobil Corp. ......................   15,539,408    1,040,829,548
Hess Corp. .............................    1,765,642      110,440,907
Marathon Oil Corp. .....................    4,053,833      128,263,276
Massey Energy Co. ......................    1,496,258       78,239,331
Murphy Oil Corp. .......................    1,265,298       71,097,095
Noble Energy, Inc. .....................    1,159,298       84,628,754
Occidental Petroleum Corp. .............    3,456,706      292,229,925
Peabody Energy Corp. ...................    1,910,794       87,323,286
Pioneer Natural Resources Co. (a).......    1,277,102       71,926,385
Range Resources Corp. (a)...............    1,218,490       57,110,626
Southwestern Energy Co. (b).............    2,158,134       87,879,216
Spectra Energy Corp. ...................    4,238,770       95,499,488
Sunoco, Inc. (a)........................    1,358,167       40,351,142
Tesoro Corp. (a)........................    2,156,257       29,971,972
The Williams Cos., Inc. ................    4,016,517       92,781,543
Valero Energy Corp. ....................    3,846,569       75,777,409
XTO Energy, Inc. .......................    3,323,675      156,810,986
                                                        --------------
                                                         4,669,015,829
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $7,149,221,980).................                 5,873,324,229
                                                        --------------
SHORT TERM INVESTMENTS -- 4.8%
MONEY MARKET FUNDS -- 4.8%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  279,047,292      279,047,292
State Street Institutional Liquid
  Reserves Fund (c).....................    3,381,771        3,381,771
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $282,429,063)...................                   282,429,063
                                                        --------------
TOTAL INVESTMENTS -- 104.7% (E)
  (Cost $7,431,651,043).................                 6,155,753,292
OTHER ASSETS AND
  LIABILITIES -- (4.7)% ................                  (277,374,398)
                                                        --------------
NET ASSETS -- 100.0%....................                $5,878,378,894
                                                        ==============





(a)  Security, or portion thereof, was on loan at March 31,
     2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 100.0%
CAPITAL MARKETS -- 16.4%
Ameriprise Financial, Inc. .............    1,001,869   $   45,444,778
E*TRADE Financial Corp. (a).............    6,116,115       10,091,590
Federated Investors, Inc. (Class
  B) (b)................................      348,269        9,187,336
Franklin Resources, Inc. ...............      581,898       64,532,488
Invesco Ltd. ...........................    1,681,402       36,839,518
Janus Capital Group, Inc. (b)...........      719,165       10,276,868
Legg Mason, Inc. (b)....................      637,629       18,280,823
Morgan Stanley..........................    5,478,605      160,468,341
Northern Trust Corp. (b)................      947,682       52,368,907
State Street Corp. (c)..................    1,942,650       87,691,221
T. Rowe Price Group, Inc. (b)...........    1,015,397       55,775,757
The Bank of New York Mellon Corp. ......    4,737,544      146,295,359
The Charles Schwab Corp. ...............    3,831,178       71,604,717
The Goldman Sachs Group, Inc. ..........    2,062,581      351,938,196
                                                        --------------
                                                         1,120,795,899
                                                        --------------
COMMERCIAL BANKS -- 19.1%
BB&T Corp. (b)..........................    2,708,148       87,716,914
Comerica, Inc. (b)......................      682,492       25,961,996
Fifth Third Bancorp.....................    3,117,844       42,371,500
First Horizon National Corp. (a)(b).....      883,293       12,410,269
Huntington Bancshares, Inc. (b).........    2,809,163       15,085,205
KeyCorp.................................    3,443,570       26,687,668
M & T Bank Corp. (b)....................      325,769       25,859,543
Marshall & Ilsley Corp. (b).............    2,065,076       16,623,862
PNC Financial Services Group, Inc. .....    2,027,340      121,032,198
Regions Financial Corp. (b).............    4,676,597       36,711,287
SunTrust Banks, Inc. (b)................    1,958,242       52,461,303
U.S. Bancorp............................    7,499,422      194,085,041
Wells Fargo & Co. ......................   20,305,912      631,919,981
Zions Bancorporation (b)................      588,661       12,844,583
                                                        --------------
                                                         1,301,771,350
                                                        --------------
CONSUMER FINANCE -- 4.7%
American Express Co. ...................    4,692,214      193,600,750
Capital One Financial Corp. ............    1,778,045       73,628,843
Discover Financial Services.............    2,131,728       31,762,747
SLM Corp. (a)...........................    1,874,256       23,465,685
                                                        --------------
                                                           322,458,025
                                                        --------------
DIVERSIFIED FINANCIAL SERVICES -- 27.9%
Bank of America Corp. ..................   39,320,447      701,869,979
Citigroup, Inc. (a).....................   77,014,541      311,908,891
CME Group, Inc. ........................      261,408       82,633,683
IntercontinentalExchange, Inc. (a)......      288,680       32,384,122
JPMorgan Chase & Co. ...................   15,572,894      696,887,006
Leucadia National Corp. (a)(b)..........      744,068       18,460,327
Moody's Corp. (b).......................      770,922       22,934,930
NYSE Euronext...........................    1,023,459       30,304,621
The Nasdaq OMX Group, Inc. (a)..........      580,363       12,257,267
                                                        --------------
                                                         1,909,640,826
                                                        --------------
INSURANCE -- 23.4%
AFLAC, Inc. ............................    1,839,529       99,868,029
American International Group,
  Inc. (a)(b)...........................      529,125       18,064,328
Aon Corp. ..............................    1,047,172       44,724,716
Assurant, Inc. .........................      456,907       15,708,463
Berkshire Hathaway, Inc. (Class
  B) (a)(b).............................    6,486,407      527,150,297
Chubb Corp. ............................    1,287,878       66,776,474
Cincinnati Financial Corp. (b)..........      638,904       18,464,326
Genworth Financial, Inc. (Class A) (a)..    1,917,904       35,174,359
Hartford Financial Services
  Group, Inc. ..........................    1,738,942       49,420,732
Lincoln National Corp. .................    1,185,314       36,389,140
Loews Corp. ............................    1,392,067       51,896,258
Marsh & McLennan Cos., Inc. ............    2,087,048       50,965,712
MetLife, Inc. ..........................    3,210,567      139,145,974
Principal Financial Group, Inc. (b).....    1,252,726       36,592,126
Prudential Financial, Inc. .............    1,823,257      110,307,048
The Allstate Corp. .....................    2,104,208       67,986,960
The Progressive Corp. ..................    2,633,706       50,277,448
The Travelers Cos., Inc. ...............    2,012,911      108,576,419
Torchmark Corp. (b).....................      324,880       17,384,329
Unum Group..............................    1,303,435       32,286,085
XL Capital, Ltd. (Class A)..............    1,341,474       25,353,859
                                                        --------------
                                                         1,602,513,082
                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.5%
Apartment Investment & Management Co.
  (Class A) (b).........................      459,370        8,457,002
AvalonBay Communities, Inc. (b).........      319,700       27,606,095
Boston Properties, Inc. (b).............      544,952       41,111,179
Equity Residential (b)..................    1,104,829       43,254,055
HCP, Inc. (b)...........................    1,152,294       38,025,702
Health Care REIT, Inc. .................      486,100       21,986,303
Host Hotels & Resorts, Inc. (b).........    2,559,136       37,491,342
Kimco Realty Corp. (b)..................    1,586,931       24,819,601
Plum Creek Timber Co., Inc. (b).........      638,517       24,844,696
ProLogis (b)............................    1,859,510       24,545,532
Public Storage, Inc. (b)................      531,942       48,933,345
Simon Property Group, Inc. (b)..........    1,136,699       95,369,046
Ventas, Inc. (b)........................      614,470       29,175,036
Vornado Realty Trust....................      618,152       46,794,106
                                                        --------------
                                                           512,413,040
                                                        --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
CB Richard Ellis Group, Inc. (Class
  A) (a)................................    1,059,990       16,800,841
                                                        --------------
THRIFTS & MORTGAGE FINANCE -- 0.7%
Hudson City Bancorp, Inc. (b)...........    1,858,135       26,311,192
People's United Financial, Inc. (b).....    1,456,256       22,775,844
                                                        --------------
                                                            49,087,036
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $6,258,187,077).................                 6,835,480,099
                                                        --------------


See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
SHORT TERM INVESTMENTS -- 4.4%
MONEY MARKET FUNDS -- 4.4%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  295,013,085   $  295,013,085
State Street Institutional Liquid
  Reserves Fund (d).....................    6,402,238        6,402,238
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $301,415,323)...................                   301,415,323
                                                        --------------
TOTAL INVESTMENTS -- 104.4% (F)
  (Cost $6,559,602,400).................                 7,136,895,422
OTHER ASSETS AND
  LIABILITIES -- (4.4)% ................                  (298,311,487)
                                                        --------------
NET ASSETS -- 100.0%....................                $6,838,583,935
                                                        ==============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at March 31,
     2010.
(c)  Affiliated Issuer. (Note 3)
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(e)  Investments of cash collateral for securities loaned.
(f)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.8%
BIOTECHNOLOGY -- 12.7%
Amgen, Inc. (a).........................   2,263,605   $  135,273,035
Biogen Idec, Inc. (a)...................     636,174       36,490,941
Celgene Corp. (a).......................   1,063,717       65,907,905
Cephalon, Inc. (a)(b)...................     172,240       11,674,427
Genzyme Corp. (a).......................     630,511       32,679,385
Gilead Sciences, Inc. (a)...............   2,088,011       94,962,740
                                                       --------------
                                                          376,988,433
                                                       --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 16.1%
Baxter International, Inc. .............   1,415,985       82,410,327
Becton, Dickinson & Co. ................     561,812       44,231,459
Boston Scientific Corp. (a)(b)..........   3,519,102       25,407,916
C.R. Bard, Inc. (b).....................     237,303       20,555,186
CareFusion Corp. (a)....................     408,778       10,804,002
DENTSPLY International, Inc. (b)........     340,212       11,856,388
Hospira, Inc. (a).......................     378,717       21,454,318
Intuitive Surgical, Inc. (a)(b).........      89,993       31,329,263
Medtronic, Inc. ........................   2,565,211      115,511,451
St. Jude Medical, Inc. (a)..............     771,896       31,686,331
Stryker Corp. ..........................     662,551       37,911,168
Varian Medical Systems, Inc. (a)........     286,660       15,860,898
Zimmer Holdings, Inc. (a)...............     499,593       29,575,906
                                                       --------------
                                                          478,594,613
                                                       --------------
HEALTH CARE PROVIDERS & SERVICES -- 18.3%
Aetna, Inc. ............................   1,027,717       36,083,144
AmerisourceBergen Corp. ................     677,643       19,597,436
Cardinal Health, Inc. ..................     845,492       30,463,077
CIGNA Corp. ............................     657,494       24,051,130
Coventry Health Care, Inc. (a)..........     341,559        8,443,338
DaVita, Inc. (a)........................     238,549       15,124,007
Express Scripts, Inc. (a)...............     669,382       68,116,312
Humana, Inc. (a)........................     421,140       19,696,718
Laboratory Corp. of America
  Holdings (a)(b).......................     242,032       18,324,243
McKesson Corp. .........................     641,380       42,151,494
Medco Health Solutions, Inc. (a)........   1,103,160       71,220,010
Patterson Cos., Inc. (b)................     214,836        6,670,658
Quest Diagnostics, Inc. ................     360,326       21,003,402
Tenet Healthcare Corp. (a)..............   1,036,977        5,931,508
UnitedHealth Group, Inc. ...............   2,697,435       88,125,201
WellPoint, Inc. (a).....................   1,053,452       67,821,240
                                                       --------------
                                                          542,822,918
                                                       --------------
LIFE SCIENCES TOOLS & SERVICES -- 3.6%
Life Technologies Corp. (a)(b)..........     417,944       21,845,933
Millipore Corp. (a).....................     145,357       15,349,699
PerkinElmer, Inc. (b)...................     269,496        6,440,955
Thermo Fisher Scientific, Inc. (a)......     946,391       48,682,353
Waters Corp. (a)........................     218,080       14,729,123
                                                       --------------
                                                          107,048,063
                                                       --------------
PHARMACEUTICALS -- 49.1%
Abbott Laboratories.....................   3,041,879      160,246,186
Allergan, Inc. .........................     729,524       47,652,508
Bristol-Myers Squibb Co. ...............   3,981,479      106,305,489
Eli Lilly & Co. ........................   2,345,377       84,949,555
Forest Laboratories, Inc. (a)...........     704,743       22,100,740
Johnson & Johnson.......................   6,360,610      414,711,772
King Pharmaceuticals, Inc. (a)..........     616,965        7,255,508
Merck & Co., Inc. ......................   7,200,312      268,931,655
Mylan, Inc. (a)(b)......................     705,277       16,016,841
Pfizer, Inc. ...........................  18,653,333      319,904,661
Watson Pharmaceuticals, Inc. (a)........     258,494       10,797,294
                                                       --------------
                                                        1,458,872,209
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $3,378,597,868).................                2,964,326,236
                                                       --------------
SHORT TERM INVESTMENTS -- 1.7%
MONEY MARKET FUNDS -- 1.7%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  49,456,375       49,456,375
State Street Institutional Liquid
  Reserves Fund (c).....................   2,663,728        2,663,728
                                                       --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $52,120,103)....................                   52,120,103
                                                       --------------
TOTAL INVESTMENTS -- 101.5% (E)
  (Cost $3,430,717,971).................                3,016,446,339
OTHER ASSETS AND
  LIABILITIES -- (1.5)% ................                  (45,512,170)
                                                       --------------
NET ASSETS -- 100.0%....................               $2,970,934,169
                                                       ==============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at March 31,
     2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 29.1%
General Dynamics Corp. .................    1,145,738   $   88,450,973
Goodrich Corp. .........................      525,674       37,070,530
Honeywell International, Inc. ..........    2,199,437       99,568,513
ITT Corp. ..............................      606,772       32,529,047
L-3 Communications Holdings, Inc. ......      315,797       28,936,479
Lockheed Martin Corp. ..................      912,826       75,965,380
Northrop Grumman Corp. .................      892,481       58,519,979
Precision Castparts Corp. ..............      386,501       48,973,542
Raytheon Co. ...........................    1,133,322       64,735,353
Rockwell Collins, Inc. (a)..............      555,031       34,739,390
The Boeing Co. .........................    2,157,206      156,634,728
United Technologies Corp. ..............    2,654,734      195,414,970
                                                        --------------
                                                           921,538,884
                                                        --------------
AIR FREIGHT & LOGISTICS -- 9.8%
C.H. Robinson Worldwide, Inc. (a).......      455,066       25,415,436
Expeditors International of
  Washington, Inc. .....................      579,318       21,388,421
FedEx Corp. ............................      915,383       85,496,772
United Parcel Service, Inc. (Class B)...    2,758,267      177,659,977
                                                        --------------
                                                           309,960,606
                                                        --------------
AIRLINES -- 0.9%
Southwest Airlines Co. (a)..............    2,222,595       29,382,706
                                                        --------------
BUILDING PRODUCTS -- 0.5%
Masco Corp. (a).........................    1,087,675       16,880,716
                                                        --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.1%
Avery Dennison Corp. (a)................      379,436       13,815,265
Cintas Corp. (a)........................      431,815       12,129,683
Iron Mountain, Inc. (a).................      492,534       13,495,432
Pitney Bowes, Inc. (a)..................      646,358       15,803,453
R.R. Donnelley & Sons Co. ..............      812,884       17,355,073
Republic Services, Inc. ................      882,720       25,616,535
Stericycle, Inc. (a)(b).................      231,330       12,607,485
Waste Management, Inc. (a)..............    1,445,779       49,778,171
                                                        --------------
                                                           160,601,097
                                                        --------------
CONSTRUCTION & ENGINEERING -- 1.9%
Fluor Corp. ............................      710,062       33,024,984
Jacobs Engineering Group, Inc. (a)(b)...      338,436       15,293,923
Quanta Services, Inc. (a)(b)............      571,066       10,941,624
                                                        --------------
                                                            59,260,531
                                                        --------------
ELECTRICAL EQUIPMENT -- 5.3%
Emerson Electric Co. (a)................    2,174,246      109,451,544
First Solar, Inc. (a)(b)................      131,878       16,174,837
Rockwell Automation, Inc. (a)...........      502,825       28,339,217
Roper Industries, Inc. (a)..............      255,441       14,774,707
                                                        --------------
                                                           168,740,305
                                                        --------------
INDUSTRIAL CONGLOMERATES -- 18.3%
3M Co. .................................    1,990,620      166,356,114
General Electric Co. ...................   21,551,185      392,231,567
Textron, Inc. (a).......................      925,106       19,640,000
                                                        --------------
                                                           578,227,681
                                                        --------------
INTERNET SOFTWARE & SERVICES -- 0.3%
Monster Worldwide, Inc. (a)(b)..........      556,950        9,250,939
                                                        --------------
MACHINERY -- 18.0%
Caterpillar, Inc. (a)...................    1,817,580      114,234,903
Cummins, Inc. ..........................    1,012,585       62,729,641
Danaher Corp. (a).......................      802,662       64,140,720
Deere & Co. ............................    1,291,689       76,803,828
Dover Corp. ............................      615,452       28,772,381
Eaton Corp. ............................      552,324       41,849,589
Flowserve Corp. ........................      152,490       16,815,072
Illinois Tool Works, Inc. ..............    1,121,933       53,134,747
PACCAR, Inc. (a)........................    1,155,296       50,070,529
Pall Corp. .............................      467,923       18,946,202
Parker-Hannifin Corp. ..................      553,703       35,846,732
Snap-on, Inc. ..........................      157,143        6,810,578
                                                        --------------
                                                           570,154,922
                                                        --------------
PROFESSIONAL SERVICES -- 1.4%
Dun & Bradstreet Corp. .................      139,702       10,396,623
Equifax, Inc. (a).......................      468,306       16,765,355
Robert Half International, Inc. (a).....      575,035       17,498,315
                                                        --------------
                                                            44,660,293
                                                        --------------
ROAD & RAIL -- 7.9%
CSX Corp. ..............................    1,284,093       65,360,334
Norfolk Southern Corp. .................    1,184,005       66,174,039
Ryder System, Inc. (a)..................      266,488       10,329,075
Union Pacific Corp. ....................    1,500,323      109,973,676
                                                        --------------
                                                           251,837,124
                                                        --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.3%
Fastenal Co. (a)........................      358,681       17,213,101
W.W. Grainger, Inc. (a).................      221,003       23,894,845
                                                        --------------
                                                            41,107,946
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $3,413,943,797).................                 3,161,603,750
                                                        --------------
SHORT TERM INVESTMENTS -- 5.0%
MONEY MARKET FUNDS -- 5.0%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  155,396,964      155,396,964
State Street Institutional Liquid
  Reserves Fund (c).....................    2,439,691        2,439,691
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $157,836,655)...................                   157,836,655
                                                        --------------
TOTAL INVESTMENTS -- 104.8% (E)
  (Cost $3,571,780,452).................                 3,319,440,405
OTHER ASSETS AND
  LIABILITIES -- (4.8)% ................                  (152,499,547)
                                                        --------------
NET ASSETS -- 100.0%....................                $3,166,940,858
                                                        ==============





(a)  Security, or portion thereof, was on loan at March 31,
     2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
CHEMICALS -- 54.6%
Air Products & Chemicals, Inc. .........    1,151,421   $   85,147,583
Airgas, Inc. (a)........................      466,244       29,662,443
CF Industries Holdings, Inc. (a)........      276,343       25,196,955
E.I. du Pont de Nemours & Co. ..........    4,809,976      179,123,506
Eastman Chemical Co. (a)................      412,886       26,292,581
Ecolab, Inc. (a)........................    1,295,351       56,930,676
FMC Corp. (a)...........................      413,329       25,022,938
International Flavors &
  Fragrances, Inc. (a)..................      455,178       21,698,335
Monsanto Co. ...........................    2,903,890      207,395,824
PPG Industries, Inc. (a)................      907,868       59,374,567
Praxair, Inc. ..........................    1,630,109      135,299,047
Sigma-Aldrich Corp. (a).................      679,141       36,442,706
The Dow Chemical Co. (a)................    6,121,498      181,012,696
                                                        --------------
                                                         1,068,599,857
                                                        --------------
CONSTRUCTION MATERIALS -- 1.7%
Vulcan Materials Co. ...................      706,713       33,385,122
                                                        --------------
CONTAINERS & PACKAGING -- 6.1%
Ball Corp. .............................      531,334       28,362,609
Bemis Co., Inc. ........................      636,807       18,289,097
Owens-Illinois, Inc. (b)................      944,243       33,558,396
Pactiv Corp. (b)........................      769,351       19,372,258
Sealed Air Corp. (a)....................      923,772       19,473,114
                                                        --------------
                                                           119,055,474
                                                        --------------
METALS & MINING -- 30.4%
AK Steel Holding Corp. .................      655,800       14,991,588
Alcoa, Inc. (a).........................    5,544,429       78,952,669
Allegheny Technologies, Inc. (a)........      552,346       29,821,161
Cliffs Natural Resources, Inc. (a)......      742,376       52,671,577
Freeport-McMoRan Copper &
  Gold, Inc. ...........................    2,291,368      191,420,883
Newmont Mining Corp. ...................    1,789,552       91,141,883
Nucor Corp. (a).........................    1,711,913       77,686,612
Titanium Metals Corp. (a)(b)............      545,803        9,054,872
United States Steel Corp. (a)...........      788,508       50,086,028
                                                        --------------
                                                           595,827,273
                                                        --------------
PAPER & FOREST PRODUCTS -- 6.9%
International Paper Co. ................    2,370,729       58,343,641
MeadWestvaco Corp. .....................      975,328       24,919,630
Weyerhaeuser Co. (a)....................    1,161,690       52,589,706
                                                        --------------
                                                           135,852,977
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $2,131,059,187).................                 1,952,720,703
                                                        --------------
SHORT TERM INVESTMENTS -- 6.7%
MONEY MARKET FUNDS -- 6.7%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  127,574,056      127,574,056
State Street Institutional Liquid
  Reserves Fund (c).....................    2,823,429        2,823,429
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $130,397,485)...................                   130,397,485
                                                        --------------
TOTAL INVESTMENTS -- 106.4% (E)
  (Cost $2,261,456,672).................                 2,083,118,188
OTHER ASSETS AND
  LIABILITIES -- (6.4)% ................                  (125,647,999)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,957,470,189
                                                        ==============





(a)  Security, or portion thereof, was on loan at March 31,
     2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
COMMUNICATIONS EQUIPMENT -- 11.7%
Cisco Systems, Inc. (a).................   11,959,182   $  311,297,508
Harris Corp. ...........................      299,678       14,231,708
JDS Uniphase Corp. (a)..................      612,010        7,668,485
Juniper Networks, Inc. (a)..............    1,135,451       34,835,637
Motorola, Inc. (a)......................    4,950,083       34,749,583
QUALCOMM, Inc. .........................    3,530,696      148,253,925
Tellabs, Inc. ..........................      940,665        7,120,834
                                                        --------------
                                                           558,157,680
                                                        --------------
COMPUTERS & PERIPHERALS -- 18.4%
Apple, Inc. (a).........................    1,893,536      444,848,413
Dell, Inc. (a)..........................    3,661,338       54,956,683
EMC Corp. (a)...........................    4,343,719       78,360,691
Hewlett-Packard Co. ....................    4,081,483      216,930,821
Lexmark International, Inc. (Class
  A) (a)(b).............................      209,593        7,562,115
NetApp, Inc. (a)(b).....................      757,083       24,650,623
QLogic Corp. (a)(b).....................      292,176        5,931,173
SanDisk Corp. (a)(b)....................      518,000       17,938,340
Teradata Corp. (a)......................      390,534       11,282,527
Western Digital Corp. (a)...............      500,042       19,496,638
                                                        --------------
                                                           881,958,024
                                                        --------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 11.7%
AT&T, Inc. .............................   12,326,459      318,515,701
CenturyTel, Inc. (b)....................      653,890       23,186,939
Frontier Communications Corp. (b).......      780,580        5,807,515
Qwest Communications International,
  Inc. (b)..............................    3,351,602       17,495,362
Verizon Communications, Inc. ...........    5,954,431      184,706,450
Windstream Corp. (b)....................    1,057,010       11,510,839
                                                        --------------
                                                           561,222,806
                                                        --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 2.8%
Agilent Technologies, Inc. (a)..........      758,365       26,080,172
Amphenol Corp. (Class A)................      382,487       16,137,126
Corning, Inc. ..........................    3,316,217       67,020,746
FLIR Systems, Inc. (a)..................      349,965        9,869,013
Jabil Circuit, Inc. ....................      483,622        7,829,840
Molex, Inc. (b).........................      328,596        6,854,513
                                                        --------------
                                                           133,791,410
                                                        --------------
INTERNET SOFTWARE & SERVICES -- 8.7%
Akamai Technologies, Inc. (a)(b)........      404,174       12,695,105
eBay, Inc. (a)..........................    2,400,722       64,699,458
Google, Inc. (Class A) (a)..............      504,644      286,138,195
VeriSign, Inc. (a)(b)...................      423,143       11,005,949
Yahoo!, Inc. (a)........................    2,545,721       42,080,768
                                                        --------------
                                                           416,619,475
                                                        --------------
IT SERVICES -- 14.3%
Automatic Data Processing, Inc. ........    1,079,877       48,022,130
Cognizant Technology Solutions Corp.
  (Class A) (a).........................      646,626       32,964,993
Computer Sciences Corp. (a).............      338,747       18,458,324
Fidelity National Information
  Services, Inc. .......................      753,760       17,668,134
Fiserv, Inc. (a)........................      339,883       17,252,461
International Business Machines Corp. ..    2,713,608      348,020,226
MasterCard, Inc. (Class A)..............      205,247       52,132,738
Paychex, Inc. (b).......................      708,828       21,761,020
SAIC, Inc. (a)..........................      643,353       11,387,348
The Western Union Co. ..................    1,473,972       24,998,565
Total System Services, Inc. (b).........      469,024        7,344,916
Visa, Inc. (Class A)....................      932,317       84,868,817
                                                        --------------
                                                           684,879,672
                                                        --------------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp. ............................    3,023,379       29,477,945
                                                        --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 11.1%
Advanced Micro Devices, Inc. (a)(b).....    1,334,172       12,367,774
Altera Corp. (b)........................      661,305       16,076,325
Analog Devices, Inc. ...................      656,588       18,922,866
Applied Materials, Inc. ................    2,861,540       38,573,559
Broadcom Corp. (Class A)................      934,895       31,019,816
Intel Corp. ............................    9,837,935      218,992,433
KLA-Tencor Corp. (b)....................      382,543       11,828,230
Linear Technology Corp. (b).............      498,959       14,110,560
LSI Corp. (a)...........................    1,529,771        9,362,199
MEMC Electronic Materials, Inc. (a)(b)..      522,605        8,011,535
Microchip Technology, Inc. (b)..........      418,080       11,773,133
Micron Technology, Inc. (a)(b)..........    1,902,858       19,770,695
National Semiconductor Corp. (b)........      561,300        8,110,785
Novellus Systems, Inc. (a)(b)...........      246,964        6,174,100
NVIDIA Corp. (a)(b).....................    1,230,243       21,381,623
Teradyne, Inc. (a)(b)...................      470,160        5,251,687
Texas Instruments, Inc. ................    2,633,883       64,451,117
Xilinx, Inc. (b)........................      616,817       15,728,833
                                                        --------------
                                                           531,907,270
                                                        --------------
SOFTWARE -- 19.0%
Adobe Systems, Inc. (a).................    1,125,000       39,791,250
Autodesk, Inc. (a)......................      517,904       15,236,736
BMC Software, Inc. (a)..................      406,831       15,459,578
CA, Inc. ...............................      876,656       20,575,116
Citrix Systems, Inc. (a)................      409,772       19,451,877
Compuware Corp. (a).....................      606,300        5,092,920
Electronic Arts, Inc. (a)...............      727,268       13,570,821
Intuit, Inc. (a)(b).....................      698,845       23,998,337
McAfee, Inc. (a)........................      350,543       14,067,291
Microsoft Corp. ........................   15,940,005      466,563,946
Novell, Inc. (a)........................      929,731        5,569,089
Oracle Corp. ...........................    8,209,139      210,892,781
Red Hat, Inc. (a).......................      425,138       12,443,789
Salesforce.com, Inc. (a)(b).............      245,490       18,276,731
Symantec Corp. (a)......................    1,755,933       29,710,386
                                                        --------------
                                                           910,700,648
                                                        --------------


See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
WIRELESS TELECOMMUNICATION
  SERVICES -- 1.4%
American Tower Corp. (Class A) (a)......      866,198   $   36,908,697
MetroPCS Communications, Inc. (a)(b)....      641,312        4,540,489
Sprint Nextel Corp. (a)(b)..............    6,480,579       24,626,200
                                                        --------------
                                                            66,075,386
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $5,035,151,775).................                 4,774,790,316
                                                        --------------
SHORT TERM INVESTMENTS -- 3.0%
MONEY MARKET FUNDS -- 3.0%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  130,447,782      130,447,782
State Street Institutional Liquid
  Reserves Fund (c).....................   15,793,571       15,793,571
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $146,241,353)...................                   146,241,353
                                                        --------------
TOTAL INVESTMENTS -- 102.7% (E)
  (Cost $5,181,393,128).................                 4,921,031,669
OTHER ASSETS AND
  LIABILITIES -- (2.7)% ................                  (131,089,453)
                                                        --------------
NET ASSETS -- 100.0%....................                $4,789,942,216
                                                        ==============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at March 31,
     2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
ELECTRIC UTILITIES -- 51.8%
Allegheny Energy, Inc. .................    1,558,033   $   35,834,759
American Electric Power Co., Inc. ......    4,380,981      149,741,931
Duke Energy Corp. (a)...................   11,017,631      179,807,738
Edison International....................    2,985,446      102,012,690
Entergy Corp. ..........................    1,725,955      140,406,439
Exelon Corp. ...........................    6,019,947      263,733,878
FirstEnergy Corp. ......................    2,780,857      108,703,700
FPL Group, Inc. ........................    3,770,816      182,243,537
Northeast Utilities.....................    1,598,565       44,184,337
Pepco Holdings, Inc. (a)................    2,054,515       35,234,932
Pinnacle West Capital Corp. ............      945,626       35,678,469
PPL Corp. ..............................    3,452,877       95,679,222
Progress Energy, Inc. (a)...............    2,613,870      102,881,923
Southern Co. (a)........................    7,483,907      248,166,356
                                                        --------------
                                                         1,724,309,911
                                                        --------------
GAS UTILITIES -- 5.6%
EQT Corp. ..............................    1,312,305       53,804,505
Nicor, Inc. (a).........................      427,684       17,928,513
Oneok, Inc. ............................      961,146       43,876,315
Questar Corp. ..........................    1,603,453       69,269,170
                                                        --------------
                                                           184,878,503
                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 5.5%
Constellation Energy Group, Inc. .......    1,843,794       64,735,607
NRG Energy, Inc. (a)(b).................    2,389,126       49,932,733
The AES Corp. (a)(b)....................    6,134,247       67,476,717
                                                        --------------
                                                           182,145,057
                                                        --------------
MULTI-UTILITIES -- 36.9%
Ameren Corp. ...........................    2,179,464       56,840,421
CenterPoint Energy, Inc. ...............    3,633,558       52,177,893
CMS Energy Corp. (a)....................    2,139,279       33,073,253
Consolidated Edison, Inc. (a)...........    2,584,449      115,111,358
Dominion Resources, Inc. (a)............    5,474,534      225,058,093
DTE Energy Co. (a)......................    1,520,544       67,816,262
Integrys Energy Group, Inc. (a).........      710,288       33,653,445
NiSource, Inc. (a)......................    2,560,920       40,462,536
PG&E Corp. .............................    3,405,266      144,451,384
Public Service Enterprise Group, Inc. ..    4,615,584      136,252,040
SCANA Corp. ............................    1,015,533       38,173,886
Sempra Energy...........................    2,265,498      113,048,350
TECO Energy, Inc. (a)...................    1,980,129       31,464,250
Wisconsin Energy Corp. (a)..............    1,066,468       52,694,184
Xcel Energy, Inc. (a)...................    4,201,775       89,077,630
                                                        --------------
                                                         1,229,354,985
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $3,972,393,530).................                 3,320,688,456
                                                        --------------
SHORT TERM INVESTMENTS -- 6.5%
MONEY MARKET FUNDS -- 6.5%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  206,023,172      206,023,172
State Street Institutional Liquid
  Reserves Fund (c).....................   10,225,959       10,225,959
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $216,249,131)...................                   216,249,131
                                                        --------------
TOTAL INVESTMENTS -- 106.3% (E)
  (Cost $4,188,642,661).................                 3,536,937,587
OTHER ASSETS AND
  LIABILITIES -- (6.3)% ................                  (208,903,456)
                                                        --------------
NET ASSETS -- 100.0%....................                $3,328,034,131
                                                        ==============





(a)  Security, or portion thereof, was on loan at March 31,
     2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                               THE CONSUMER          THE CONSUMER
                                               DISCRETIONARY            STAPLES             THE ENERGY           THE FINANCIAL
                                            SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR
                                                   FUND                  FUND                  FUND                  FUND
                                            ------------------    ------------------    ------------------    ------------------
ASSETS
  Investments in unaffiliated issuers,
     at value * (Note 2)................      $1,981,558,968        $2,556,532,191        $ 5,873,324,229       $6,747,788,878
  Investments in affiliated issuers, at
     value (Note 2 and Note 3)..........         111,757,184            78,978,614            282,429,063          389,106,544
                                              --------------        --------------        ---------------       --------------
     Total investments..................       2,093,316,152         2,635,510,805          6,155,753,292        7,136,895,422
  Cash..................................                  --                    --                     --              105,274
  Receivable for investments sold.......                  --                    --                     --            1,131,317
  Receivable for income related to
     Select Sector SPDR shares in-kind
     transactions.......................                  --                    --                     --                   --
  Dividends receivable -- unaffiliated
     issuers (Note 2)...................           1,888,505            11,271,778              3,483,045            4,325,412
  Dividends and securities lending
     income receivable -- affiliated
     issuers (Note 2)...................              16,503                 6,870                 19,565              131,971
  Prepaid expenses......................              12,318                19,655                 51,229               59,067
                                              --------------        --------------        ---------------       --------------
          TOTAL ASSETS..................       2,095,233,478         2,646,809,108          6,159,307,131        7,142,648,463
                                              --------------        --------------        ---------------       --------------
LIABILITIES
  Payable upon return of securities
     loaned.............................         110,121,702            76,338,933            279,047,292          295,013,085
  Payable for investments purchased.....                  --                    --                     --            6,609,843
  Payable for income related to Select
     Sector SPDR shares in-kind
     transactions.......................                 181                24,568                 12,445               37,598
  Accrued distribution fees (Note 3)....             182,877               239,404                514,415              608,280
  Accrued advisory fees (Note 3)........              69,576               102,306                215,043              248,314
  Accrued administration, custodian and
     transfer agent fees (Note 3).......              54,115                79,572                167,256              193,133
  Accrued trustees' fees (Note 3).......               1,901                 1,567                  5,935                9,182
  Accrued expenses and other
     liabilities........................             289,808               424,134                965,851            1,345,093
                                              --------------        --------------        ---------------       --------------
          TOTAL LIABILITIES.............         110,720,160            77,210,484            280,928,237          304,064,528
                                              --------------        --------------        ---------------       --------------
          NET ASSETS....................      $1,984,513,318        $2,569,598,624        $ 5,878,378,894       $6,838,583,935
                                              ==============        ==============        ===============       ==============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............      $2,172,826,776        $2,875,121,201        $ 8,427,721,162       $6,855,735,838
  Undistributed (distributions in excess
     of) net investment income..........           4,833,019            11,449,636              8,712,095            2,250,983
  Accumulated net realized gain (loss)
     on investments.....................        (143,003,172)         (124,008,913)        (1,282,156,612)        (596,695,908)
  Net unrealized appreciation
     (depreciation) on investments......         (50,143,305)         (192,963,300)        (1,275,897,751)         577,293,022
                                              --------------        --------------        ---------------       --------------
          NET ASSETS....................      $1,984,513,318        $2,569,598,624        $ 5,878,378,894       $6,838,583,935
                                              ==============        ==============        ===============       ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR
     share..............................      $        32.83        $        27.97        $         57.53       $        15.95
                                              ==============        ==============        ===============       ==============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......          60,453,252            91,871,809            102,174,200          428,845,427
                                              ==============        ==============        ===============       ==============
COST OF INVESTMENTS:
  Unaffiliated issuers..................      $2,031,702,273        $2,749,495,491        $ 7,149,221,980       $6,173,214,055
  Affiliated issuers (Note 3)...........         111,757,184            78,978,614            282,429,063          386,388,345
                                              --------------        --------------        ---------------       --------------
  Total cost of investments.............      $2,143,459,457        $2,828,474,105        $ 7,431,651,043       $6,559,602,400
                                              ==============        ==============        ===============       ==============
  * Includes investments of securities
     on loan, at value..................      $  106,889,736        $   74,265,857        $   277,800,609       $  287,363,203
                                              ==============        ==============        ===============       ==============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  THE HEALTH CARE       THE INDUSTRIAL         THE MATERIALS        THE TECHNOLOGY         THE UTILITIES
SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR
       FUND                  FUND                  FUND                  FUND                  FUND
------------------    ------------------    ------------------    ------------------    ------------------
  $2,964,326,236        $3,161,603,750        $1,952,720,703        $ 4,774,790,316       $3,320,688,456
      52,120,103           157,836,655           130,397,485            146,241,353          216,249,131
  --------------        --------------        --------------        ---------------       --------------
   3,016,446,339         3,319,440,405         2,083,118,188          4,921,031,669        3,536,937,587
              --                    --                    --                     --                   --
              --                    --            11,618,102                     --                   --
           7,917                23,789                    --                    614                   --
       4,751,279             3,689,848             2,604,013              1,215,901            7,467,821
           4,693                36,523                12,842                 12,309               16,610
          22,427                18,530                15,601                 37,280               26,307
  --------------        --------------        --------------        ---------------       --------------
   3,021,232,655         3,323,209,095         2,097,368,746          4,922,297,773        3,544,448,325
  --------------        --------------        --------------        ---------------       --------------

      49,456,375           155,396,964           127,574,056            130,447,782          206,023,172
              --                    --            11,599,938                     --            9,291,623
              --                    --                46,146                     --               14,342
         240,513               234,940               232,185                737,746              325,923
         113,098               105,668                69,015                177,702              124,700
          87,966                82,186                53,679                138,212               96,989
           1,735                 2,972                 2,106                  5,814                2,898
         398,799               445,507               321,432                848,301              534,547
  --------------        --------------        --------------        ---------------       --------------
      50,298,486           156,268,237           139,898,557            132,355,557          216,414,194
  --------------        --------------        --------------        ---------------       --------------
  $2,970,934,169        $3,166,940,858        $1,957,470,189        $ 4,789,942,216       $3,328,034,131
  ==============        ==============        ==============        ===============       ==============

  $3,497,171,226        $3,583,986,435        $2,474,148,000        $ 6,220,381,766       $4,231,409,426
       4,734,680             4,301,634             6,675,895               (371,055)              33,745
    (116,700,105)         (169,007,164)         (345,015,222)        (1,169,707,036)        (251,703,966)
    (414,271,632)         (252,340,047)         (178,338,484)          (260,361,459)        (651,705,074)
  --------------        --------------        --------------        ---------------       --------------
  $2,970,934,169        $3,166,940,858        $1,957,470,189        $ 4,789,942,216       $3,328,034,131
  ==============        ==============        ==============        ===============       ==============

  $        32.13        $        31.24        $        33.91        $         23.03       $        29.67
  ==============        ==============        ==============        ===============       ==============
      92,465,324           101,376,000            57,723,725            207,955,897          112,174,160
  ==============        ==============        ==============        ===============       ==============

  $3,378,597,868        $3,413,943,797        $2,131,059,187        $ 5,035,151,775       $3,972,393,530
      52,120,103           157,836,655           130,397,485            146,241,353          216,249,131
  --------------        --------------        --------------        ---------------       --------------
  $3,430,717,971        $3,571,780,452        $2,261,456,672        $ 5,181,393,128       $4,188,642,661
  ==============        ==============        ==============        ===============       ==============
  $   47,945,374        $  151,144,012        $  123,824,080        $   126,632,246       $  199,772,020
  ==============        ==============        ==============        ===============       ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                               THE CONSUMER          THE CONSUMER
                                               DISCRETIONARY            STAPLES             THE ENERGY           THE FINANCIAL
                                            SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR
                                                   FUND                  FUND                  FUND                  FUND
                                            ------------------    ------------------    ------------------    ------------------
INVESTMENT INCOME
  Dividend income -- unaffiliated
     issuers (Note 2)...................       $ 12,833,188          $ 35,751,484          $ 57,356,579          $  44,990,258
  Dividend income -- affiliated issuers
     (Note 2)...........................              1,380                 2,863                 7,133                 54,727
  Affiliated securities lending
     income -- net (Note 3 and Note 7)..            270,535                59,978               209,178                763,584
                                               ------------          ------------          ------------          -------------
  TOTAL INVESTMENT INCOME...............         13,105,103            35,814,325            57,572,890             45,808,569
                                               ------------          ------------          ------------          -------------
EXPENSES
  License fees (Note 3).................            436,803               684,713             1,705,389              1,961,110
  Distribution fees (Note 3)............            420,767               660,638             1,650,832              1,901,797
  Advisory fees (Note 3)................            323,344               506,777             1,261,707              1,450,939
  Administrator, custodian and transfer
     agent fees (Note 3)................            228,858               363,218               895,409              1,007,721
  Printing and postage expenses.........             53,286                80,388               223,203                287,065
  Professional fees.....................              8,225                12,412                34,458                 44,313
  Trustees' fees (Note 3)...............              8,393                12,662                35,156                 45,215
  Insurance expense.....................              5,551                15,672                34,729                 30,057
  SEC registration expenses.............              1,644                 2,481                 6,885                  8,855
  Miscellaneous expenses................             17,056                27,453                50,325                 69,650
                                               ------------          ------------          ------------          -------------
  TOTAL EXPENSES BEFORE WAIVERS.........          1,503,927             2,366,414             5,898,093              6,806,722
                                               ------------          ------------          ------------          -------------
  Fees waived by administrator,
     custodian and transfer agent (Note
     3).................................             (9,005)              (14,042)              (34,550)               (39,716)
                                               ------------          ------------          ------------          -------------
  NET EXPENSES..........................          1,494,922             2,352,372             5,863,543              6,767,006
                                               ------------          ------------          ------------          -------------
  NET INVESTMENT INCOME.................         11,610,181            33,461,953            51,709,347             39,041,563
                                               ------------          ------------          ------------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investment
       transactions -- unaffiliated
       issuers..........................         88,514,327            41,731,225           227,025,066            872,577,667
     Investment
       transactions -- affiliated
       issuers (Note 3).................                 --                    --                    --            (13,028,689)
  Net change in unrealized appreciation
     (depreciation) on:
     Investment
       transactions -- unaffiliated
       issuers..........................        184,728,131           161,451,240           132,209,298           (507,652,403)
     Investment
       transactions -- affiliated
       issuers (Note 3).................                 --                    --                    --             (7,944,621)
                                               ------------          ------------          ------------          -------------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS..............        273,242,458           203,182,465           359,234,364            343,951,954
                                               ------------          ------------          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............       $284,852,639          $236,644,418          $410,943,711          $ 382,993,517
                                               ============          ============          ============          =============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  THE HEALTH CARE       THE INDUSTRIAL         THE MATERIALS        THE TECHNOLOGY         THE UTILITIES
SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR    SELECT SECTOR SPDR
       FUND                  FUND                  FUND                  FUND                  FUND
------------------    ------------------    ------------------    ------------------    ------------------
   $ 26,099,091          $ 24,803,368          $ 16,031,325          $ 33,541,897          $ 65,129,971
          5,115                 3,445                 2,676                11,582                 8,476
        120,103               183,669               130,433               122,547               145,336
   ------------          ------------          ------------          ------------          ------------
     26,224,309            24,990,482            16,164,434            33,676,026            65,283,783
   ------------          ------------          ------------          ------------          ------------

        778,070               657,870               523,933             1,270,993               899,639
        750,081               633,034               507,079             1,228,100               868,120
        574,733               487,034               387,651               940,396               665,463
        404,112               344,656               273,362               660,273               474,432
         96,346                81,272                68,146               166,690               107,343
         13,022                12,546                10,521                24,961                15,800
         13,285                12,801                10,733                25,468                16,120
         15,860                 7,441                 6,525                15,676                14,201
          2,601                 2,507                 2,102                 4,988                 3,157
         27,390                23,784                20,899                35,424                32,599
   ------------          ------------          ------------          ------------          ------------
      2,675,500             2,262,945             1,810,951             4,372,969             3,096,874
   ------------          ------------          ------------          ------------          ------------
        (16,087)              (13,541)              (10,656)              (26,070)              (18,584)
   ------------          ------------          ------------          ------------          ------------
      2,659,413             2,249,404             1,800,295             4,346,899             3,078,290
   ------------          ------------          ------------          ------------          ------------
     23,564,896            22,741,078            14,364,139            29,329,127            62,205,493
   ------------          ------------          ------------          ------------          ------------

     92,443,589           110,971,514           124,446,412           193,949,474           (17,925,317)
             --                    --                    --                    --                    --
    174,227,490           285,906,180            40,986,712           197,334,626             4,024,377
             --                    --                    --                    --                    --
   ------------          ------------          ------------          ------------          ------------
    266,671,079           396,877,694           165,433,124           391,284,100           (13,900,940)
   ------------          ------------          ------------          ------------          ------------
   $290,235,975          $419,618,772          $179,797,263          $420,613,227          $ 48,304,553
   ============          ============          ============          ============          ============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   THE CONSUMER DISCRETIONARY                     THE CONSUMER STAPLES
                                                     SELECT SECTOR SPDR FUND                     SELECT SECTOR SPDR FUND
                                            ----------------------------------------    ----------------------------------------
                                                  For the                                     For the
                                             Six Months Ended                            Six Months Ended
                                                  3/31/10             Year Ended              3/31/10             Year Ended
                                                (Unaudited)             9/30/09             (Unaudited)             9/30/09
                                            ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income.................      $    11,610,181       $    16,885,712       $    33,461,953       $    62,197,329
  Net realized gain (loss) on investment
     transactions.......................           88,514,327           (19,075,264)           41,731,225          (111,222,944)
  Net change in unrealized appreciation
     (depreciation) on investments......          184,728,131            37,896,239           161,451,240          (171,336,038)
                                              ---------------       ---------------       ---------------       ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........          284,852,639            35,706,687           236,644,418          (220,361,653)
                                              ---------------       ---------------       ---------------       ---------------
  Net equalization credits and charges..           (2,218,075)           (2,438,532)           (4,027,174)           (4,170,778)
                                              ---------------       ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................           (8,956,596)          (14,479,675)          (28,103,387)          (55,907,531)
                                              ---------------       ---------------       ---------------       ---------------
FROM SELECT SECTOR SPDR SHARE
  TRANSACTIONS:
  Proceeds from sale of shares..........        3,063,518,803         5,078,430,059         4,107,867,843         2,574,078,420
  Proceeds from reinvestment of
     distributions......................                   --                26,411                    --               223,127
  Cost of shares repurchased............       (2,623,196,410)       (4,827,221,189)       (3,632,171,524)       (3,329,529,442)
  Net income equalization (Note 2)......            2,218,075             2,438,532             4,027,174             4,170,778
                                              ---------------       ---------------       ---------------       ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM SHARE TRANSACTIONS (NOTE 4)...          442,540,468           253,673,813           479,723,493          (751,057,117)
                                              ---------------       ---------------       ---------------       ---------------
  Net increase (decrease) in net assets
     during period......................          716,218,436           272,462,293           684,237,350        (1,031,497,079)
  Net assets at beginning of period.....        1,268,294,882           995,832,589         1,885,361,274         2,916,858,353
                                              ---------------       ---------------       ---------------       ---------------
NET ASSETS END OF PERIOD (1)............      $ 1,984,513,318       $ 1,268,294,882       $ 2,569,598,624       $ 1,885,361,274
                                              ===============       ===============       ===============       ===============
SELECT SECTOR SPDR SHARES:
  Shares sold...........................          102,950,000           228,350,000           153,500,000           110,600,000
  Shares issued from reinvestment of
     distributions......................                   --                 1,117                    --                 9,146
  Shares redeemed.......................          (88,650,000)         (217,700,000)         (135,600,000)         (143,000,000)
                                              ---------------       ---------------       ---------------       ---------------
  NET INCREASE (DECREASE)...............           14,300,000            10,651,117            17,900,000           (32,390,854)
                                              ===============       ===============       ===============       ===============
(1) Including undistributed
    (distribution in excess of) net
    investment income...................      $     4,833,019       $     2,179,434       $    11,449,636       $     6,091,070
                                              ===============       ===============       ===============       ===============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

               THE ENERGY                                 THE FINANCIAL                              THE HEALTH CARE
         SELECT SECTOR SPDR FUND                     SELECT SECTOR SPDR FUND                     SELECT SECTOR SPDR FUND
----------------------------------------    ----------------------------------------    ----------------------------------------
      For the                                     For the                                     For the
 Six Months Ended                            Six Months Ended                            Six Months Ended
      3/31/10             Year Ended              3/31/10             Year Ended              3/31/10             Year Ended
    (Unaudited)             9/30/09             (Unaudited)             9/30/09             (Unaudited)             9/30/09
------------------    ------------------    ------------------    ------------------    ------------------    ------------------
  $    51,709,347      $     90,752,084      $     39,041,563      $    185,901,305       $    23,564,896       $    45,731,696
      227,025,066        (1,232,577,668)          859,548,978        (4,707,321,436)           92,443,589           (46,065,598)
      132,209,298           302,956,641          (515,597,024)        1,560,401,147           174,227,490           (73,826,829)
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------
      410,943,711          (838,868,943)          382,993,517        (2,961,018,984)          290,235,975           (74,160,731)
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------
       (3,818,609)           (5,088,937)           (2,206,455)              808,159                84,746            (3,515,089)
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------

      (47,880,601)          (85,787,987)          (36,790,559)         (210,886,103)          (23,305,171)          (41,186,592)
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------

    9,512,204,615        18,882,804,628        11,479,473,842        27,170,185,267         4,443,005,018         3,791,933,042
               --               386,110                    --             1,003,156                    --               128,302
   (9,215,886,416)      (19,357,313,449)      (12,481,205,470)      (28,403,888,809)       (3,718,593,923)       (4,074,266,255)
        3,818,609             5,088,937             2,206,455              (808,159)              (84,746)            3,515,089
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------
      300,136,808          (469,033,774)         (999,525,173)       (1,233,508,545)          724,326,349          (278,689,822)
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------
      659,381,309        (1,398,779,641)         (655,528,670)       (4,404,605,473)          991,341,899          (397,552,234)
    5,218,997,585         6,617,777,226         7,494,112,605        11,898,718,078         1,979,592,270         2,377,144,504
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------
  $ 5,878,378,894      $  5,218,997,585      $  6,838,583,935      $  7,494,112,605       $ 2,970,934,169       $ 1,979,592,270
  ===============      ================      ================      ================       ===============       ===============

      166,750,000           393,950,000           779,300,000         2,372,300,000           143,100,000           148,300,000
               --                 7,732                    --                75,841                    --                 4,756
     (161,300,000)         (400,850,000)         (852,000,000)       (2,463,000,000)         (119,550,000)         (157,500,000)
  ---------------      ----------------      ----------------      ----------------       ---------------       ---------------
        5,450,000            (6,892,268)          (72,700,000)          (90,624,159)           23,550,000            (9,195,244)
  ===============      ================      ================      ================       ===============       ===============
  $     8,712,095      $      4,883,349      $      2,250,983      $            (21)      $     4,734,680       $     4,474,955
  ===============      ================      ================      ================       ===============       ===============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                         THE INDUSTRIAL                               THE MATERIALS
                                                     SELECT SECTOR SPDR FUND                     SELECT SECTOR SPDR FUND
                                            ----------------------------------------    ----------------------------------------
                                                  For the                                     For the
                                             Six Months Ended                            Six Months Ended
                                                  3/31/10             Year Ended              3/31/10             Year Ended
                                                (Unaudited)             9/30/09             (Unaudited)             9/30/09
                                            ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income.................      $    22,741,078       $    37,025,183       $    14,364,139       $    27,651,448
  Net realized gain (loss) on investment
     transactions.......................          110,971,514          (105,442,615)          124,446,412          (254,213,167)
  Net change in unrealized appreciation
     (depreciation) on investments......          285,906,180           (43,730,154)           40,986,712           197,149,622
                                              ---------------       ---------------       ---------------       ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........          419,618,772          (112,147,586)          179,797,263           (29,412,097)
                                              ---------------       ---------------       ---------------       ---------------
  Net equalization credits and charges..           (1,872,564)             (554,626)           (2,433,697)           (2,153,446)
                                              ---------------       ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................          (20,655,021)          (36,640,271)          (11,353,569)          (26,438,356)
                                              ---------------       ---------------       ---------------       ---------------
FROM SELECT SECTOR SPDR SHARE
  TRANSACTIONS:
  Proceeds from sale of shares..........        3,867,972,602         5,907,340,331         3,983,977,825         6,077,451,974
  Proceeds from reinvestment of
     distributions......................                   --               185,569                    --                79,435
  Cost of shares repurchased............       (3,110,288,230)       (5,412,283,663)       (3,920,005,261)       (5,692,566,383)
  Net income equalization (Note 2)......            1,872,564               554,626             2,433,697             2,153,446
                                              ---------------       ---------------       ---------------       ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM SHARE TRANSACTIONS (NOTE 4)...          759,556,936           495,796,863            66,406,261           387,118,472
                                              ---------------       ---------------       ---------------       ---------------
  Net increase (decrease) in net assets
     during period......................        1,156,648,123           346,454,380           232,416,258           329,114,573
  Net assets at beginning of period.....        2,010,292,735         1,663,838,355         1,725,053,931         1,395,939,358
                                              ---------------       ---------------       ---------------       ---------------
NET ASSETS END OF PERIOD (1)............      $ 3,166,940,858       $ 2,010,292,735       $ 1,957,470,189       $ 1,725,053,931
                                              ===============       ===============       ===============       ===============
SELECT SECTOR SPDR SHARES:
  Shares sold...........................          136,200,000           263,850,000           123,250,000           237,400,000
  Shares issued from reinvestment of
     distributions......................                   --                 7,739                    --                 2,982
  Shares redeemed.......................         (111,000,000)         (241,950,000)         (121,250,000)         (223,850,000)
                                              ---------------       ---------------       ---------------       ---------------
  NET INCREASE (DECREASE)...............           25,200,000            21,907,739             2,000,000            13,552,982
                                              ===============       ===============       ===============       ===============
(1) Including undistributed
    (distribution in excess of) net
    investment income...................      $     4,301,634       $     2,215,577       $     6,675,895       $     3,665,325
                                              ===============       ===============       ===============       ===============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             THE TECHNOLOGY                               THE UTILITIES
         SELECT SECTOR SPDR FUND                     SELECT SECTOR SPDR FUND
----------------------------------------    ----------------------------------------
      For the                                     For the
 Six Months Ended                            Six Months Ended
      3/31/10             Year Ended              3/31/10             Year Ended
    (Unaudited)             9/30/09             (Unaudited)             9/30/09
------------------    ------------------    ------------------    ------------------
  $    29,329,127       $    44,620,487       $    62,205,493       $    88,410,486
      193,949,474            (9,772,185)          (17,925,317)         (109,078,778)
      197,334,626           336,785,296             4,024,377           (89,546,175)
  ---------------       ---------------       ---------------       ---------------
      420,613,227           371,633,598            48,304,553          (110,214,467)
  ---------------       ---------------       ---------------       ---------------
          393,840             2,733,951             4,399,521               993,869
  ---------------       ---------------       ---------------       ---------------

      (29,700,174)          (47,388,662)          (66,418,247)          (88,795,203)
  ---------------       ---------------       ---------------       ---------------

    4,107,609,709         5,055,086,884         3,701,142,980         3,432,645,740
               --                27,250                    --               541,927
   (3,562,746,012)       (3,961,935,880)       (2,817,719,932)       (2,989,971,414)
         (393,840)           (2,733,951)           (4,399,521)             (993,869)
  ---------------       ---------------       ---------------       ---------------
      544,469,857         1,090,444,303           879,023,527           442,222,384
  ---------------       ---------------       ---------------       ---------------
      935,776,750         1,417,423,190           865,309,354           244,206,583
    3,854,165,466         2,436,742,276         2,462,724,777         2,218,518,194
  ---------------       ---------------       ---------------       ---------------
  $ 4,789,942,216       $ 3,854,165,466       $ 3,328,034,131       $ 2,462,724,777
  ===============       ===============       ===============       ===============

      186,450,000           298,150,000           122,200,000           125,850,000
               --                 1,500                    --                18,789
     (163,400,000)         (236,100,000)          (94,050,000)         (108,850,000)
  ---------------       ---------------       ---------------       ---------------
       23,050,000            62,051,500            28,150,000            17,018,789
  ===============       ===============       ===============       ===============
  $      (371,055)      $            (8)      $        33,745       $     4,246,499
  ===============       ===============       ===============       ===============


THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                 THE CONSUMER DISCRETIONARY
                                                                   SELECT SECTOR SPDR FUND
                                         --------------------------------------------------------------------------
                                          For the Six
                                         Months Ended       Year         Year        Year        Year        Year
                                            3/31/10         Ended        Ended       Ended       Ended       Ended
                                          (Unaudited)      9/30/09      9/30/08     9/30/07     9/30/06     9/30/05
                                         ------------    ----------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD..........................     $    27.48     $    28.05    $  36.74    $  34.95    $  32.46    $  31.22
                                          ----------     ----------    --------    --------    --------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income................           0.24(1)        0.45(1)     0.46(1)     0.37        0.32(1)     0.27(1)
Net realized and unrealized gain
  (loss) (2).........................           5.38          (0.51)      (8.57)       1.80        2.53        1.19
                                          ----------     ----------    --------    --------    --------    --------
Total from investment operations.....           5.62          (0.06)      (8.11)       2.17        2.85        1.46
                                          ----------     ----------    --------    --------    --------    --------
Net equalization credits and
  charges (1)........................          (0.05)         (0.06)      (0.09)      (0.03)      (0.05)       0.04
                                          ----------     ----------    --------    --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................          (0.22)         (0.45)      (0.49)      (0.35)      (0.31)      (0.26)
                                          ----------     ----------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.......     $    32.83     $    27.48    $  28.05    $  36.74    $  34.95    $  32.46
                                          ==========     ==========    ========    ========    ========    ========
TOTAL RETURN (3).....................          20.32%         (0.04)%    (22.39)%      6.07%       8.70%       4.82%
                                          ==========     ==========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's).........................     $1,984,513     $1,268,295    $995,833    $729,341    $429,980    $277,558
Ratio of expenses to average
  net assets.........................           0.21%(4)       0.22%       0.22%       0.23%       0.24%       0.26%
Ratio of expenses to average net
  assets before waivers..............           0.21%(4)       0.22%       0.22%       0.23%       0.24%       0.26%
Ratio of net investment income (loss)
  to average net assets..............           1.59%(4)       1.99%       1.44%       0.93%       0.98%       0.82%
Portfolio turnover rate (5)..........           6.47%          4.21%       8.56%       5.65%      12.06%      18.03%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                    THE CONSUMER STAPLES
                                                                   SELECT SECTOR SPDR FUND
                                      --------------------------------------------------------------------------------
                                       For the Six
                                      Months Ended       Year          Year          Year          Year         Year
                                         3/31/10         Ended         Ended         Ended         Ended        Ended
                                       (Unaudited)      9/30/09       9/30/08       9/30/07       9/30/06      9/30/05
                                      ------------    ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD.......................     $    25.49     $    27.42    $    27.94    $    25.34    $    23.28    $  21.66
                                       ----------     ----------    ----------    ----------    ----------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income.............           0.39(1)        0.71(1)       0.59          0.59          0.50(1)     0.42(1)
Net realized and unrealized gain
  (loss) (2)......................           2.51          (1.91)        (0.53)         2.60          2.04        1.60
                                       ----------     ----------    ----------    ----------    ----------    --------
Total from investment operations..           2.90          (1.20)         0.06          3.19          2.54        2.02
                                       ----------     ----------    ----------    ----------    ----------    --------
Net equalization credits and
  charges (1).....................          (0.05)         (0.05)         0.02         (0.01)         0.02        0.02
                                       ----------     ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income.............          (0.37)         (0.68)        (0.60)        (0.58)        (0.50)      (0.42)
                                       ----------     ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD....     $    27.97     $    25.49    $    27.42    $    27.94    $    25.34    $  23.28
                                       ==========     ==========    ==========    ==========    ==========    ========
TOTAL RETURN (3)..................          11.23%         (4.37)%        0.28%        12.69%        11.13%       9.44%
                                       ==========     ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's)......................     $2,569,599     $1,885,361    $2,916,858    $2,090,505    $1,480,041    $857,861
Ratio of expenses to average
  net assets......................           0.21%(4)       0.22%         0.22%         0.23%         0.24%       0.26%
Ratio of expenses to average net
  assets before waivers...........           0.21%(4)       0.22%         0.22%         0.23%         0.24%       0.26%
Ratio of net investment income
  (loss) to average net assets....           2.93%(4)       3.05%         2.22%         2.18%         2.10%       1.84%
Portfolio turnover rate (5).......           3.39%         14.41%         3.20%         5.76%         7.55%      24.17%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                         THE ENERGY
                                                                   SELECT SECTOR SPDR FUND
                                     ----------------------------------------------------------------------------------
                                      For the Six
                                     Months Ended       Year          Year          Year          Year          Year
                                        3/31/10         Ended         Ended         Ended         Ended         Ended
                                      (Unaudited)      9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
                                     ------------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD......................     $    53.96     $    63.87    $    74.99    $    53.48    $    53.65    $    35.00
                                      ----------     ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income............           0.52(1)        0.96(1)       0.93          0.78          0.64          0.58(1)
Net realized and unrealized gain
  (loss) (2).....................           3.60          (9.85)       (11.07)        21.49         (0.14)        18.67
                                      ----------     ----------    ----------    ----------    ----------    ----------
Total from
  investment operations..........           4.12          (8.89)       (10.14)        22.27          0.50         19.25
                                      ----------     ----------    ----------    ----------    ----------    ----------
Net equalization credits and
  charges (1)....................          (0.04)         (0.05)        (0.13)         0.01          0.00(3)      (0.04)
                                      ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income............          (0.51)         (0.97)        (0.85)        (0.77)        (0.67)        (0.56)
                                      ----------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD...     $    57.53     $    53.96    $    63.87    $    74.99    $    53.48    $    53.65
                                      ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (4).................           7.57%        (13.81)%      (13.87)%       41.87%         0.87%        55.29%
                                      ==========     ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's).....................     $5,878,379     $5,218,998    $6,617,777    $4,882,544    $4,014,453    $3,431,320
Ratio of expenses to average
  net assets.....................           0.21%(5)       0.22%         0.22%         0.23%         0.24%         0.25%
Ratio of expenses to average net
  assets before waivers..........           0.21%(5)       0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income
  (loss) to average net assets...           1.82%(5)       1.98%         1.08%         1.19%         1.18%         1.36%
Portfolio turnover rate (6)......           3.29%         24.39%         6.87%         7.00%        18.00%        10.32%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Less than $0.005 per share.
(4)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)  Annualized.
(6)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                        THE FINANCIAL
                                                                   SELECT SECTOR SPDR FUND
                                     -----------------------------------------------------------------------------------
                                      For the Six
                                     Months Ended       Year           Year          Year          Year          Year
                                        3/31/10         Ended         Ended          Ended         Ended         Ended
                                      (Unaudited)      9/30/09       9/30/08        9/30/07       9/30/06       9/30/05
                                     ------------    ----------    -----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD......................     $    14.94     $    20.09    $     34.28    $    34.64    $    29.50    $    28.51
                                      ----------     ----------    -----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income............           0.09(1)        0.35(1)        0.86          0.84(1)       0.77          0.67(1)
Net realized and unrealized gain
  (loss) (2).....................           1.01          (5.12)        (14.48)        (0.53)         5.22          1.07
                                      ----------     ----------    -----------    ----------    ----------    ----------
Total from
  investment operations..........           1.10          (4.77)        (13.62)         0.31          5.99          1.74
                                      ----------     ----------    -----------    ----------    ----------    ----------
Net equalization credits and
  charges (1)....................           0.00(3)        0.00(3)        0.28          0.22         (0.08)        (0.06)
                                      ----------     ----------    -----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income............          (0.09)         (0.38)         (0.85)        (0.89)        (0.77)        (0.69)
                                      ----------     ----------    -----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD...     $    15.95     $    14.94    $     20.09    $    34.28    $    34.64    $    29.50
                                      ==========     ==========    ===========    ==========    ==========    ==========
TOTAL RETURN (4).................           7.35%        (23.21)%       (39.24)%        1.41%        20.16%         5.88%
                                      ==========     ==========    ===========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's).....................     $6,838,584     $7,494,113    $11,898,718    $2,831,956    $1,952,484    $1,569,450
Ratio of expenses to average
  net assets.....................           0.21%(5)       0.22%          0.22%         0.23%         0.24%         0.26%
Ratio of expenses to average net
  assets before waivers..........           0.21%(5)       0.22%          0.22%         0.23%         0.24%         0.26%
Ratio of net investment income
  (loss) to average net assets...           1.19%(5)       2.95%          3.20%         2.35%         2.42%         2.30%
Portfolio turnover rate (6)......          11.45%         16.74%         18.24%        14.57%        10.93%         9.34%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Less than $0.005 per share.
(4)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)  Annualized.
(6)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                       THE HEALTH CARE
                                                                   SELECT SECTOR SPDR FUND
                                     ----------------------------------------------------------------------------------
                                      For the Six
                                     Months Ended       Year          Year          Year          Year          Year
                                        3/31/10         Ended         Ended         Ended         Ended         Ended
                                      (Unaudited)      9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
                                     ------------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD......................     $    28.72     $    30.43    $    35.41    $    33.17    $    31.37    $    28.80
                                      ----------     ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (1)........           0.28           0.58          0.55          0.56          0.44          0.37
Net realized and unrealized gain
  (loss) (2).....................           3.41          (1.69)        (4.97)         2.27          1.81          2.57
                                      ----------     ----------    ----------    ----------    ----------    ----------
Total from
  investment operations..........           3.69          (1.11)        (4.42)         2.83          2.25          2.94
                                      ----------     ----------    ----------    ----------    ----------    ----------
Net equalization credits and
  charges (1)....................           0.00(3)       (0.04)        (0.01)        (0.03)        (0.02)         0.02
                                      ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income............          (0.28)         (0.56)        (0.55)        (0.56)        (0.43)        (0.39)
                                      ----------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD...     $    32.13     $    28.72    $    30.43    $    35.41    $    33.17    $    31.37
                                      ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (4).................          12.84%         (3.58)%      (12.55)%        8.49%         7.17%        10.32%
                                      ==========     ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's).....................     $2,970,934     $1,979,592    $2,377,145    $2,075,363    $1,948,747    $1,617,139
Ratio of expenses to average
  net assets.....................           0.21%(5)       0.22%         0.22%         0.23%         0.24%         0.25%
Ratio of expenses to average net
  assets before waivers..........           0.21%(5)       0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income
  (loss) to average net assets...           1.82%(5)       2.22%         1.68%         1.64%         1.40%         1.20%
Portfolio turnover rate (6)......           1.83%          5.61%         3.69%        10.15%         3.81%         3.48%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Less than $0.005 per share.
(4)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)  Annualized.
(6)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                       THE INDUSTRIAL
                                                                   SELECT SECTOR SPDR FUND
                                      --------------------------------------------------------------------------------
                                       For the Six
                                      Months Ended       Year          Year          Year          Year         Year
                                         3/31/10         Ended         Ended         Ended         Ended        Ended
                                       (Unaudited)      9/30/09       9/30/08       9/30/07       9/30/06      9/30/05
                                      ------------    ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD.......................     $    26.39     $    30.66    $    40.92    $    33.35    $    30.14    $  28.36
                                       ----------     ----------    ----------    ----------    ----------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income.............           0.29(1)        0.67(1)       0.69(1)       0.63(1)       0.56        0.46(1)
Net realized and unrealized gain
  (loss) (2)......................           4.87          (4.25)       (10.21)         7.60          3.23        1.79
                                       ----------     ----------    ----------    ----------    ----------    --------
Total from investment operations..           5.16          (3.58)        (9.52)         8.23          3.79        2.25
                                       ----------     ----------    ----------    ----------    ----------    --------
Net equalization credits and
  charges (1).....................          (0.02)         (0.01)        (0.05)         0.00(3)      (0.04)      (0.01)
                                       ----------     ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income.............          (0.29)         (0.68)        (0.69)        (0.66)        (0.54)      (0.46)
                                       ----------     ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD....     $    31.24     $    26.39    $    30.66    $    40.92    $    33.35    $  30.14
                                       ==========     ==========    ==========    ==========    ==========    ========
TOTAL RETURN (4)..................          19.54%        (11.25)%      (23.55)%       24.88%        12.51%       7.87%
                                       ==========     ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's)......................     $3,166,941     $2,010,293    $1,663,838    $1,989,147    $1,095,912    $717,293
Ratio of expenses to average
  net assets......................           0.21%(5)       0.22%         0.22%         0.23%         0.24%       0.25%
Ratio of expenses to average net
  assets before waivers...........           0.21%(5)       0.22%         0.22%         0.23%         0.24%       0.26%
Ratio of net investment income
  (loss) to average net assets....           2.07%(5)       2.96%         1.85%         1.69%         1.67%       1.54%
Portfolio turnover rate (6).......           5.65%          9.51%         4.27%         7.12%         3.01%       6.20%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Less than $0.005 per share.
(4)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)  Annualized.
(6)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                        THE MATERIALS
                                                                   SELECT SECTOR SPDR FUND
                                       ------------------------------------------------------------------------------
                                        For the Six
                                       Months Ended       Year          Year          Year         Year        Year
                                          3/31/10         Ended         Ended         Ended        Ended       Ended
                                        (Unaudited)      9/30/09       9/30/08       9/30/07      9/30/06     9/30/05
                                       ------------    ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD........................     $    30.96     $    33.10    $    42.15    $    31.67    $  27.47    $  27.54
                                        ----------     ----------    ----------    ----------    --------    --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (1)..........           0.27           0.64          0.94          0.85        0.80        0.58
Net realized and unrealized gain
  (loss) (2).......................           2.97          (2.05)        (8.78)        10.46        4.30       (0.06)
                                        ----------     ----------    ----------    ----------    --------    --------
Total from investment operations...           3.24          (1.41)        (7.84)        11.31        5.10        0.52
                                        ----------     ----------    ----------    ----------    --------    --------
Net equalization credits and
  charges (1)......................          (0.04)         (0.05)        (0.28)        (0.03)      (0.12)      (0.02)
                                        ----------     ----------    ----------    ----------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............          (0.25)         (0.68)        (0.93)        (0.80)      (0.78)      (0.57)
                                        ----------     ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD.....     $    33.91     $    30.96    $    33.10    $    42.15    $  31.67    $  27.47
                                        ==========     ==========    ==========    ==========    ========    ========
TOTAL RETURN (3)...................          10.36%         (3.85)%      (19.58)%       35.97%      18.13%       1.78%
                                        ==========     ==========    ==========    ==========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's).......................     $1,957,470     $1,725,054    $1,395,939    $1,724,848    $703,475    $757,085
Ratio of expenses to average
  net assets.......................           0.21%(4)       0.22%         0.22%         0.23%       0.24%       0.26%
Ratio of expenses to average net
  assets before waivers............           0.21%(4)       0.22%         0.22%         0.23%       0.24%       0.26%
Ratio of net investment income
  (loss) to average net assets.....           1.64%(4)       2.54%         2.27%         2.26%       2.57%       2.01%
Portfolio turnover rate (5)........           2.92%         35.67%        12.03%         8.94%       6.24%      16.06%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                       THE TECHNOLOGY
                                                                   SELECT SECTOR SPDR FUND
                                     ----------------------------------------------------------------------------------
                                      For the Six
                                     Months Ended       Year          Year          Year          Year          Year
                                        3/31/10         Ended         Ended         Ended         Ended         Ended
                                      (Unaudited)      9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
                                     ------------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD......................     $    20.84     $    19.83    $    27.00    $    21.99    $    20.89    $    19.10
                                      ----------     ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income............           0.15(1)        0.30(1)       0.27(1)       0.20          0.19(1)       0.47(2)
Net realized and unrealized gain
  (loss) (3).....................           2.19           1.01         (7.16)         5.02          1.10          1.74
                                      ----------     ----------    ----------    ----------    ----------    ----------
Total from
  investment operations..........           2.34           1.31         (6.89)         5.22          1.29          2.21
                                      ----------     ----------    ----------    ----------    ----------    ----------
Net equalization credits and
  charges (1)....................           0.00(4)        0.02         (0.01)         0.00(4)       0.00(4)       0.00(4)
                                      ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income............          (0.15)         (0.32)        (0.27)        (0.21)        (0.19)        (0.42)
                                      ----------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD...     $    23.03     $    20.84    $    19.83    $    27.00    $    21.99    $    20.89
                                      ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (5).................          11.24%          7.01%       (25.68)%       23.79%         6.20%        11.65%
                                      ==========     ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's).....................     $4,789,942     $3,854,165    $2,436,742    $2,726,921    $1,817,902    $1,306,948
Ratio of expenses to average
  net assets.....................           0.21%(6)       0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of expenses to average net
  assets before waivers..........           0.21%(6)       0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income
  (loss) to average net assets...           1.38%(6)       1.75%         1.12%         0.85%         0.91%         2.33%
Portfolio turnover rate (7)......           3.08%          7.38%         9.31%        12.83%        11.30%         8.33%




(1)  Per share numbers have been calculated using the average shares method.
(2)  Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.) The effect of this dividend amounted to $0.31 per share.
(3)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)  Less than $0.005 per share.
(5)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(6)  Annualized.
(7)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                        THE UTILITIES
                                                                   SELECT SECTOR SPDR FUND
                                     ----------------------------------------------------------------------------------
                                      For the Six
                                     Months Ended       Year          Year          Year          Year          Year
                                        3/31/10         Ended         Ended         Ended         Ended         Ended
                                      (Unaudited)      9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
                                     ------------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD......................     $    29.31     $    33.11    $    39.90    $    33.97    $    33.58    $    25.10
                                      ----------     ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (1)........           0.62           1.25          1.19          1.10          1.08          0.98
Net realized and unrealized gain
  (loss) (2).....................           0.34          (3.80)        (6.63)         6.06          0.39          8.50
                                      ----------     ----------    ----------    ----------    ----------    ----------
Total from
  investment operations..........           0.96          (2.55)        (5.44)         7.16          1.47          9.48
                                      ----------     ----------    ----------    ----------    ----------    ----------
Net equalization credits and
  charges (1)....................           0.04           0.01         (0.15)        (0.13)        (0.01)        (0.02)
                                      ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income............          (0.64)         (1.26)        (1.20)        (1.10)        (1.07)        (0.98)
                                      ----------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD...     $    29.67     $    29.31    $    33.11    $    39.90    $    33.97    $    33.58
                                      ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (3).................           3.33%         (7.43)%      (14.39)%       20.83%         4.49%        38.18%
                                      ==========     ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's).....................     $3,328,034     $2,462,725    $2,218,518    $2,734,750    $2,993,688    $2,057,493
Ratio of expenses to average
  net assets.....................           0.21%(4)       0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of expenses to average net
  assets before waivers..........           0.21%(4)       0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income
  (loss) to average net assets...           4.15%(4)       4.49%         2.97%         2.85%         3.34%         3.33%
Portfolio turnover rate (5)......           5.27%          9.63%         3.83%         9.80%         2.13%         4.40%




(1)  Per share numbers have been calculated using the average shares method.
(2)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indices represents a basket of equity securities of public companies that are components of the S&P 500. The Trust is comprised of the following Funds: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund (each a "Fund" or "Select Sector SPDR Fund" and collectively the "Funds" or "Select Sector SPDR Funds"). Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of a specified Select Sector Index.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund's shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Further, the Fund will not sell an equity security because the security's issuer is in financial trouble, unless that security is removed from the relevant Select Sector Index. Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate each Fund's net asset value and the prices used by each Fund's respective Select Sector Index, which, in turn, could result in a difference between each Fund's performance and the performance of the Fund's respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedules of Investments, which also includes a breakdown of the Funds' investments by industry.

SUBSEQUENT EVENTS

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds' financial statements as presented.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Select Sector SPDR shares of the applicable Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

CONCENTRATION OF RISK

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2009 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

At September 30, 2009, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

                          2010          2011          2012         2013         2014         2015          2016         2017
                      ------------  ------------  ------------  ----------  -----------  ------------  -----------  ------------
Consumer
  Discretionary
  Select Sector SPDR
  Fund..............  $    732,626  $ 13,927,450  $  2,502,233  $  997,052  $ 9,450,752  $  7,544,551  $ 4,343,910  $ 17,652,701
Consumer Staples
  Select Sector SPDR
  Fund..............            --    53,609,218    23,758,907     799,804   23,679,427       175,734    2,872,408            --
Energy Select Sector
  SPDR Fund.........     6,697,642    65,879,072     6,684,065     821,860       50,406    94,186,580   16,887,031    46,397,013
Financial Select
  Sector SPDR Fund..     3,115,309    19,148,460     8,078,713   4,176,362    9,961,554    10,349,660   41,633,377   423,727,939
Health Care Select
  Sector SPDR Fund..     2,876,921    17,808,907     1,306,855   6,333,060    7,166,786     3,362,549    1,330,406    21,726,896
Industrial Select
  Sector SPDR Fund..       617,211    29,450,669     6,331,812   1,389,592    4,968,985     7,287,655    5,756,566    15,013,076
Materials Select
  Sector SPDR Fund..     3,739,320     6,349,204     2,359,563   1,867,693    3,631,452       400,900    2,396,678    34,304,196
Technology Select
  Sector SPDR Fund..   110,778,244   305,114,554   123,285,364   9,613,457   52,407,581   149,073,403   64,942,837   121,713,434
Utilities Select
  Sector SPDR Fund..            --    18,897,010    15,559,181     400,327    2,962,529     4,942,581           --    23,780,627


For the period ended March 31, 2010, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note
4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                          Net Gain (Loss)
                                          Reclassified to
                                          Paid in Capital
                                          ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................    $131,213,993
Consumer Staples Select Sector SPDR
  Fund..................................      54,668,609
Energy Select Sector SPDR Fund..........     301,611,138
Financial Select Sector SPDR Fund.......     831,925,360
Health Care Select Sector SPDR Fund.....     108,172,480
Industrial Select Sector SPDR Fund......     134,451,543
Materials Select Sector SPDR Fund.......     149,394,210
Technology Select Sector SPDR Fund......     240,729,064
Utilities Select Sector SPDR Fund.......      71,976,647



Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2008 through September 30, 2009 that have been deferred for tax purposes until fiscal year 2010:

                                          DEFERRED LOSSES
                                          ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................    $ 41,746,021
Consumer Staples Select Sector SPDR
  Fund..................................       4,824,800
Energy Select Sector SPDR Fund..........     933,780,002
Financial Select Sector SPDR Fund.......     102,001,111
Health Care Select Sector SPDR Fund.....      33,898,062
Industrial Select Sector SPDR Fund......      71,276,058
Materials Select Sector SPDR Fund.......     254,329,658
Technology Select Sector SPDR Fund......     135,090,209
Utilities Select Sector SPDR Fund.......      83,032,507

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISER FEES

The Trust on behalf of each Fund has entered into an investment advisory agreement ("Investment Advisory Agreement") with SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"). As compensation for the services provided to each Fund under its Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. From time to time, the Adviser may waive all or a portion of its fee. The Adviser did not waive any of its fees in the current period.

TRUSTEES' FEES

The Trust pays each independent Trustee an annual fee of $50,000 plus a per meeting fee of $4,000 for scheduled quarterly meetings of the Board attended by the Trustee and $1,000 for each special telephonic meeting, if applicable. The Chairman of the Board receives an additional fee of $20,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Audit Committee") also receive $2,000 per Audit Committee meeting attended. The Audit Committee Chairperson receives an additional fee of $4,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings.

UNITARY FEE

A "unitary" fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets. State Street has voluntarily undertaken to waive 0.005% of its unitary fee on net assets of the Trust over $22.5 billion through January 31, 2011. State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for each Fund's allocation of the unitary fee for the period ended March 31, 2010 were as follows:

                                          WAIVER AMOUNT
                                          -------------
Consumer Discretionary Select Sector
  SPDR Fund.............................     $ 9,005
Consumer Staples Select Sector SPDR
  Fund..................................      14,042
Energy Select Sector SPDR Fund..........      34,550
Financial Select Sector SPDR Fund.......      39,716
Health Care Select Sector SPDR Fund.....      16,087
Industrial Select Sector SPDR Fund......      13,541
Materials Select Sector SPDR Fund.......      10,656
Technology Select Sector SPDR Fund......      26,070
Utilities Select Sector SPDR Fund.......      18,584


State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio ("Navigator") for which SSgA FM serves as investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

For the period October 1, 2009 through March 31, 2010, State Street earned securities lending agent fees as follows:

                                          SECURITIES LENDING
                                              AGENT FEES
                                          ------------------
Consumer Discretionary Select Sector
  SPDR Fund.............................       $ 47,740
Consumer Staples Select Sector SPDR
  Fund..................................         10,583
Energy Select Sector SPDR Fund..........         36,906
Financial Select Sector SPDR Fund.......        134,741
Health Care Select Sector SPDR Fund.....         21,193
Industrial Select Sector SPDR Fund......         32,411
Materials Select Sector SPDR Fund.......         23,014
Technology Select Sector SPDR Fund......         21,623
Utilities Select Sector SPDR Fund.......         25,643


DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of the Fund. The Board has limited each Fund's 12b-1 fee to 0.054% of its average daily net assets beginning on February 1, 2010 through at least January 31, 2011. Prior to February 1, 2010, the fee limitation was 0.06% of each Fund's average daily net assets.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), NYSE Arca, Inc. (formerly the American Stock Exchange LLC) and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, subject to breakpoints on Trust assets over $35 billion. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at March 31, 2010, and for the period then ended are:

 NUMBER OF                                             PURCHASED                      SOLD               NUMBER OF
SHARES HELD       COST AT        VALUE AT      ------------------------    -------------------------    SHARES HELD      VALUE AT
 AT 9/30/09       9/30/09         9/30/09          COST         SHARES       PROCEEDS        SHARES      AT 3/31/10      3/31/10
-----------    ------------    ------------    -----------    ---------    ------------    ---------    -----------    -----------
 2,604,266     $126,321,571    $136,984,391    $97,081,786    2,167,297    $125,401,646    2,828,913     1,942,650     $87,691,221
 NUMBER OF
SHARES HELD    DIVIDEND      REALIZED
 AT 9/30/09     INCOME      GAIN (LOSS)
-----------    --------    ------------
 2,604,266      $49,998    $(13,028,689)


Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund"), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio ("Master Portfolio"). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statement of Operations. In addition, cash collateral from lending activities is invested in Navigator, for which SSgA FM serves as the investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.
Amounts related to investments in Liquid Reserves Fund and/or Navigator at March 31, 2010 and for the six month period then ended are:

                                                       PURCHASED                          SOLD
                               VALUE AT     ------------------------------   ------------------------------     VALUE AT
NAVIGATOR                       9/30/09          COST            SHARES         PROCEEDS          SHARES         3/31/10
---------------------------  ------------   --------------   -------------   --------------   -------------   ------------
Consumer Discretionary
  Select Sector SPDR Fund..  $173,717,058   $  557,908,067     557,908,067   $  621,503,423     621,503,423   $110,121,702
Consumer Staples Select
  Sector SPDR Fund.........    86,879,493      431,780,954     431,780,954      442,321,514     442,321,514     76,338,933
Energy Select Sector SPDR
  Fund.....................   310,861,493      663,655,682     663,655,682      695,469,883     695,469,883    279,047,292
Financial Select Sector
  SPDR Fund................   473,816,676    1,228,010,240   1,228,010,240    1,406,813,831   1,406,813,831    295,013,085
Health Care Select Sector
  SPDR Fund................    80,978,300      378,211,055     378,211,055      409,732,980     409,732,980     49,456,375
Industrial Select Sector
  SPDR Fund................   172,600,987      573,463,960     573,463,960      590,667,983     590,667,983    155,396,964
Materials Select Sector
  SPDR Fund................   101,090,610      814,164,730     814,164,730      787,681,284     787,681,284    127,574,056
Technology Select Sector
  SPDR Fund................   184,918,587      521,509,686     521,509,686      575,980,491     575,980,491    130,447,782
Utilities Select Sector
  SPDR Fund................   160,132,319    1,293,977,881   1,293,977,881    1,248,087,028   1,248,087,028    206,023,172
NAVIGATOR                     INCOME
---------------------------  --------
Consumer Discretionary
  Select Sector SPDR Fund..  $270,531
Consumer Staples Select
  Sector SPDR Fund.........    59,978
Energy Select Sector SPDR
  Fund.....................   209,127
Financial Select Sector
  SPDR Fund................   763,521
Health Care Select Sector
  SPDR Fund................   120,103
Industrial Select Sector
  SPDR Fund................   183,669
Materials Select Sector
  SPDR Fund................   130,403
Technology Select Sector
  SPDR Fund................   122,540
Utilities Select Sector
  SPDR Fund................   145,336



                                                          PURCHASED                      SOLD
                                      VALUE AT   --------------------------   --------------------------     VALUE AT
LIQUID RESERVES FUND                   9/30/09       COST          SHARES       PROCEEDS        SHARES       3/31/10      INCOME
------------------------------------  --------   ------------   -----------   ------------   -----------   -----------   -------
Consumer Discretionary Select Sector
  SPDR Fund.........................     $--     $ 27,912,243    27,912,243   $ 26,276,761    26,276,761   $ 1,635,482   $ 1,380
Consumer Staples Select Sector SPDR
  Fund..............................      --      108,410,653   108,410,653    105,770,972   105,770,972     2,639,681     2,863
Energy Select Sector SPDR Fund......      --      149,632,688   149,632,688    146,250,917   146,250,917     3,381,771     7,133
Financial Select Sector SPDR Fund...      --      102,606,372   102,606,372     96,204,134    96,204,134     6,402,238     4,729
Health Care Select Sector SPDR
  Fund..............................      --      133,510,543   133,510,543    130,846,815   130,846,815     2,663,728     5,115
Industrial Select Sector SPDR Fund..      --       50,487,247    50,487,247     48,047,556    48,047,556     2,439,691     3,445
Materials Select Sector SPDR Fund...      --       35,935,760    35,935,760     33,112,331    33,112,331     2,823,429     2,676
Technology Select Sector SPDR Fund..      --      105,939,697   105,939,697     90,146,126    90,146,126    15,793,571    11,582
Utilities Select Sector SPDR Fund...      --      145,582,508   145,582,508    135,356,549   135,356,549    10,225,959     8,476


4.  SHAREHOLDER TRANSACTIONS

Select Sector SPDR Fund shares are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds' custodian and are used to defray related expenses.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2010 were as follows:

                                                               GROSS           GROSS        NET UNREALIZED
                                            IDENTIFIED      UNREALIZED      UNREALIZED       APPRECIATION
                                               COST        APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                          --------------   ------------   --------------   ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $2,143,459,457   $ 49,452,505   $   99,595,810   $   (50,143,305)
Consumer Staples Select Sector SPDR
  Fund..................................   2,828,474,105     13,910,105      206,873,405      (192,963,300)
Energy Select Sector SPDR Fund..........   7,431,651,043     47,193,964    1,323,091,715    (1,275,897,751)
Financial Select Sector SPDR Fund.......   6,559,602,400    579,018,667        1,725,645       577,293,022
Health Care Select Sector SPDR Fund.....   3,430,717,971     29,059,941      443,331,573      (414,271,632)
Industrial Select Sector SPDR Fund......   3,571,780,452     19,273,344      271,613,391      (252,340,047)
Materials Select Sector SPDR Fund.......   2,261,456,672     29,478,640      207,817,124      (178,338,484)
Technology Select Sector SPDR Fund......   5,181,393,128    152,969,477      413,330,936      (260,361,459)
Utilities Select Sector SPDR Fund.......   4,188,642,661      8,162,839      659,867,913      (651,705,074)



6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2010, the Trust had in-kind contributions, in-kind redemptions and net in-kind realized gain/loss as follows:


                                                                            NET REALIZED
                                           CONTRIBUTIONS     REDEMPTIONS     GAIN/(LOSS)
                                          --------------   --------------   ------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $2,529,973,611   $2,087,712,693   $131,213,993
Consumer Staples Select Sector SPDR
  Fund..................................   3,058,685,324    2,579,005,306     54,668,609
Energy Select Sector SPDR Fund..........   6,428,493,362    6,129,072,771    301,611,138
Financial Select Sector SPDR Fund.......   6,465,584,106    7,465,435,264    831,925,360
Health Care Select Sector SPDR Fund.....   2,742,568,642    2,018,497,354    108,172,480
Industrial Select Sector SPDR Fund......   2,603,993,789    1,844,786,499    134,451,543
Materials Select Sector SPDR Fund.......   2,741,238,618    2,674,786,067    149,394,210
Technology Select Sector SPDR Fund......   2,919,419,733    2,376,318,196    240,729,064
Utilities Select Sector SPDR Fund.......   2,591,095,419    1,712,408,822     71,976,647


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any income equalization or cash component of the transactions.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

For the period ended March 31, 2010, the Trust had purchases and sales of investment securities as follows:


                                            PURCHASES        SALES
                                          ------------   ------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $ 94,297,993   $ 94,432,941
Consumer Staples Select Sector SPDR
  Fund..................................    76,346,037     80,461,728
Energy Select Sector SPDR Fund..........   189,139,596    182,677,205
Financial Select Sector SPDR Fund.......   756,675,956    752,370,279
Health Care Select Sector SPDR Fund.....   151,652,359     46,239,175
Industrial Select Sector SPDR Fund......   124,957,510    123,946,426
Materials Select Sector SPDR Fund.......    51,395,319     52,586,336
Technology Select Sector SPDR Fund......   129,579,375    129,653,808
Utilities Select Sector SPDR Fund.......   160,942,210    155,474,927


7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2009 and held for the six months ended March 31, 2010.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             EXPENSES PAID
                                          ANNUALIZED   BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                            EXPENSE          VALUE              VALUE         10/1/09 TO
                                             RATIO          10/1/09            3/31/10          3/31/10
                                          ----------   -----------------   --------------   --------------
ACTUAL
  Consumer Discretionary Select Sector
     SPDR Fund..........................     0.21%           $1,000           $1,203.20          $1.15
  Consumer Staples Select Sector SPDR
     Fund...............................     0.21%           $1,000           $1,112.30          $1.11
  Energy Select Sector SPDR Fund........     0.21%           $1,000           $1,075.70          $1.09
  Financial Select Sector SPDR Fund.....     0.21%           $1,000           $1,073.50          $1.09
  Health Care Select Sector SPDR Fund...     0.21%           $1,000           $1,128.40          $1.11
  Industrial Select Sector SPDR Fund....     0.21%           $1,000           $1,195.40          $1.15
  Materials Select Sector SPDR Fund.....     0.21%           $1,000           $1,103.60          $1.10
  Technology Select Sector SPDR Fund....     0.21%           $1,000           $1,112.40          $1.11
  Utilities Select Sector SPDR Fund.....     0.21%           $1,000           $1,033.30          $1.06
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  Consumer Discretionary Select Sector
     SPDR Fund..........................     0.21%           $1,000           $1,023.90          $1.06
  Consumer Staples Select Sector SPDR
     Fund...............................     0.21%           $1,000           $1,023.90          $1.06
  Energy Select Sector SPDR Fund........     0.21%           $1,000           $1,023.90          $1.06
  Financial Select Sector SPDR Fund.....     0.21%           $1,000           $1,023.90          $1.06
  Health Care Select Sector SPDR Fund...     0.21%           $1,000           $1,023.90          $1.06
  Industrial Select Sector SPDR Fund....     0.21%           $1,000           $1,023.90          $1.06
  Materials Select Sector SPDR Fund.....     0.21%           $1,000           $1,023.90          $1.06
  Technology Select Sector SPDR Fund....     0.21%           $1,000           $1,023.90          $1.06
  Utilities Select Sector SPDR Fund.....     0.21%           $1,000           $1,023.90          $1.06




  * Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period, then divided by 365.


PROXY VOTING POLICIES

You may obtain a description of the Trust's proxy voting policies and procedures without a charge, upon request by contacting the Funds directly at 1-866-732-8673 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or on the Trust's website at www.sectorspdrs.com. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without a charge, upon request, by calling 1-866-732-8673 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.sectorspdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without a charge, by calling 1-866-732-8673 (toll free).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

ADVISORY CONTRACT RENEWAL

At an in-person meeting held on November 10, 2009, the Trustees of the Trust considered the renewal of the Amended and Restated Investment Advisory Agreement (the "Agreement"), dated December 1, 2003, between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the Funds. The Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (the "Independent Trustees") also met separately with their counsel to consider the Agreement. In evaluating the Agreement, the Trustees drew on materials provided to them by the Adviser at the request, on their behalf, of counsel and on other materials provided by State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided at the meeting. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with the Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust's securities transactions, and for furnishing each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds ("ETFs") investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' portfolios, in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes and managed over $141 billion in assets at June 30, 2009. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisers ("SSgA"), with which the Adviser shares all of its senior personnel, the Trustees took into account the fact that the Adviser and its affiliates constitute one of the world's premier investment management enterprises and that the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular are deep, extensive and of high quality. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

INVESTMENT PERFORMANCE OF THE FUNDS

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective of replicating the total return of the applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the limited data available (see discussion in "Comparison of Fees and Expense Ratios" below), that the expense ratios of the Funds were lower than those of practically all of their direct competitors. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

PROFITABILITY TO THE ADVISER AND ITS AFFILIATES

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust's relationship with the Adviser's affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian for the Trust. The Trustees had been provided with data on the Funds' profitability to the Adviser for each of the preceding five years through a recent date, as well as data on the Trust's profitability to State Street for the same periods, together in both cases with profitability estimates for the coming year at several hypothetical asset levels. The Trustees had also been provided with information from both the Adviser and State Street discussing the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the meeting with representatives of the Adviser and State Street, the Trustees concluded that the methodologies used in computing the costs that formed the basis of the profitability calculations were reasonable, whereupon they turned to the profitability data and related information provided. After extensive discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

OTHER BENEFITS TO THE ADVISER

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds' assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker's execution services. It was further noted that the Trust's brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not such as to render the Adviser's fees excessive.

ECONOMIES OF SCALE

On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules. The Independent Trustees also noted that at an earlier meeting, State Street had voluntarily undertaken to maintain through January 31, 2011, a further breakpoint in its unitary fee for services as the Trust's Administrator, Transfer Agent and Custodian for Trust assets over $22.5 billion.

COMPARISON OF FEES AND EXPENSE RATIOS

In order better to evaluate the Funds' advisory fee, the Trustees had requested comparative information with respect to expense ratios and advisory fees of similar funds i.e., ETFs tracking sector indexes. The Trustees found that, because of the distinctive nature of the Funds, the universe of similar funds was limited. Moreover, they noted that because many ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETF's operating expenses, in many cases a Fund's advisory fee, which covered only advisory services, would be misleadingly far lower than its competitors'. However, the Trustees noted that the overall expense ratios of only one competing fund sponsor's sector ETFs were lower than the Funds', and then only by a narrow margin, while in some cases a competitor's ratio was more than double that of a Fund. The Trustees concluded that the limited data available provided some indirect confirmation of the reasonableness of the Adviser's fees.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

CONCLUSION

The Trustees, including the Independent Trustees, approved the continuance of the Agreement after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser's fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust's relationship with the Adviser and State Street was not so profitable as to render the fees excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude materially to affect the outcome of the Trustees' conclusions, and that, especially in light of the breakpoints in the Adviser's and State Street's fee schedules, the fees adequately shared economies of scale with the Funds.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SELECT SECTORS SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR INDEX SHARES FUNDS
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Material Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR SERIES TRUST
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)

SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)

SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA)

SPDR S&P 500 ETF TRUST (SPY)

STATE STREET GLOBAL MARKETS, LLC, MEMBER FINRA, SIPC, IS DISTRIBUTOR FOR ALL INVESTMENT PORTFOLIOS OF SPDR SERIES TRUST AND SPDR INDEX SHARES FUNDS. ALPS DISTRIBUTORS, INC., A REGISTERED BROKER-DEALER, IS DISTRIBUTOR FOR SPDR S&P 500 ETF TRUST (SPY) AND SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA), BOTH UNIT INVESTMENT TRUSTS, AND ALL INVESTMENT PORTFOLIOS OF THE SELECT SECTOR SPDR TRUST.

                          Select Sector Spider Heading


TRUSTEES
CHERYL BURGERMEISTER
GEORGE R. GASPARI, CHAIRMAN
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
CHAD C. HALLETT, TREASURER
MATTHEW FLAHERTY, ASSISTANT TREASURER
RYAN M. LOUVAR, SECRETARY
MARK E. TUTTLE, ASSISTANT SECRETARY
JULIE B. PIATELLI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                                                            SEL000546 Exp: 12/10

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments for each series of the Registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the Registrant's President and Principal Executive Officer, and Chad C. Hallett, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. French and Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

     (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SELECT SECTOR SPDR(R) TRUST


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: June 4, 2010


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer and Principal Financial
    Officer

Date: June 4, 2010